UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

From Capital Group

American Funds
Target Date Retirement Series®

Semi-annual report for the six months ended April 30, 2013

American Funds Target Date Retirement Series seeks to help investors saving for retirement. Each fund in the series is an age-appropriate portfolio of actively managed stock and bond funds, the mix of which becomes increasingly focused on providing income and stability as the targeted retirement date approaches and passes.

American Funds offers the series to investors in IRAs and tax-deferred retirement plans. American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2013 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2013.

Class A shares	1 year	5 year	Lifetime*	Gross expense ratio	Net expense ratio

American Funds 2055 Target Date Retirement Fund®	6.46%	—	9.33%	0.97%	0.79%
American Funds 2050 Target Date Retirement Fund®	6.46	3.47%	2.91	0.89	0.79
American Funds 2045 Target Date Retirement Fund®	6.50	3.48	2.92	0.89	0.79
American Funds 2040 Target Date Retirement Fund®	6.52	3.48	2.93	0.88	0.78
American Funds 2035 Target Date Retirement Fund®	6.31	3.46	2.91	0.87	0.77
American Funds 2030 Target Date Retirement Fund®	6.25	3.55	2.94	0.87	0.77
American Funds 2025 Target Date Retirement Fund®	5.65	3.28	2.70	0.86	0.76
American Funds 2020 Target Date Retirement Fund®	4.22	2.89	2.47	0.84	0.74
American Funds 2015 Target Date Retirement Fund®	3.11	2.90	2.59	0.83	0.73
American Funds 2010 Target Date Retirement Fund®	2.55	2.97	2.60	0.82	0.72

*Since February 1, 2007, for all funds except the 2055 Fund, which began February 1, 2010.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the series prospectus dated January 1, 2013.

The target date funds invest in Class R-6 shares of the underlying funds, and expenses include the weighted average expenses of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%, and reimbursing certain expenses in all share classes of the American Funds 2055 Target Date Retirement Fund. The gross annual fund operating expense ratios do not reflect the fee waiver and expense reimbursements currently in effect. Fund results reflect the waiver and reimbursements, without which the results would have been lower. Net expense ratios reflect the waiver and any current reimbursements, without which they would be higher. The adviser has committed to retain any reimbursements only through December 31, 2013. The waiver may only be modified or terminated with the approval of the series’ board of trustees.

For Class R share results, see americanfundsretirement.com.

Most investments carry some degree of risk. For example, investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. Investing in smaller companies entails further risks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal in bond funds and in a fund’s bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the bonds owned by the underlying fund. Fund shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Fellow investors:

We’re grateful that you have chosen the American Funds Target Date Retirement Series for your retirement savings. It’s our pleasure to present this semi-annual report for the six-month period ended April 30, 2013.

About your fund

The 10 funds in the series are available to retirement investors through retirement plans, such as 401(k)s, as well as individual retirement accounts (IRAs). Each fund is a diversified blend of individual American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds.

The “target date” in the name of the funds is the date at which an investor intends to retire and begin withdrawing money. The funds adjust the mix of the underlying funds over time. Since maximizing growth is a priority early in one’s investing life, the allocation to growth funds will be highest during the years furthest away from retirement. As the retirement date nears and passes, and there may be less time to recover from stock market volatility, the funds will increasingly emphasize income-oriented funds. See page 3 for a graphical representation of the funds’ changing makeup over the years.

The economy

The domestic economy continued its recovery at a modest pace. The U.S. gross domestic product (GDP) for the final quarter of 2012 grew at an annualized rate of 0.4% and is estimated to have climbed 2.4% during the first quarter of this year. Jobs continued to be added to the private sector, lowering the unemployment rate to 7.5%at the end of April, its lowest level since the end of 2008. Inflation remained moderate, with the Consumer Price Index, a key measure of inflation, increasing 0.5% for the six months ended April 30, 2013. The housing market showed signs of substantial improvement, as the S&P/Case-Shiller index — a widely followed measure of home prices — rose in January at its fastest rate since the summer of 2006.

The financial markets

Shaking off uncertainty regarding the presidential election and the federal government’s fiscal challenges, the U.S. stock market rallied strongly during the period. Standard & Poor’s 500 Composite Index (a proxy for the domestic stock market) moved up 14.4% for the six-month period. International markets were nearly as robust as the U.S. despite headwinds from the ongoing euro-zone debt situation and slowing growth in China. The MSCI All Country World ex USA Index (a leading benchmark for developed and emerging markets outside the U.S.) advanced 12.8% for the six months.

Amid the ongoing low interest rate environment and continued accommodative stance of the Federal Reserve, the overall bond market was up modestly during the reporting period, with the Barclays U.S. Aggregate Index (a measure of the broad domestic investment-grade fixed-income market) posting a 0.9% return. With most sectors of the bond market advancing, investors’ appetite for risk returned, and the best results were generated by the high-yield sector, as reflected by the Barclays U.S. Corporate High Yield 2% Issuer Capped Index increasing 7.3%. (Please note that all of the indexes mentioned in this letter are unmanaged.)

Results for the series

Driven by a strengthening economic environment and the surging stock market, the funds in the series posted solid results for the six-month period. The funds’ gains ranged from 7.5% to 13.5%. (Please see the table on page 2 for more information.)

With stocks outpacing bonds by a wide margin, generally the best results in the series were generated by those funds furthest away from their retirement target date, as they favor growth-oriented underlying funds.

While we are heartened by these results, it’s important to note that the series is built for the long term — it’s designed to help investors save for retirement. Individuals could invest over the course of a career lasting several decades, and then withdraw assets during a retirement that could last several more decades. With such a timeframe, it’s helpful to review the funds’ results over longer periods of time.

The table on page 2 shows the average annual total returns for the funds for their lifetime. The series was launched February 1, 2007 (except for the 2055 Fund, which commenced operations on February 1, 2010). All funds posted positive results since their inception, despite a particularly challenging environment. The diverse nature of the funds — holding underlying funds with varying objectives and different asset classes — helped them weather the short-term volatility in the financial markets.

American Funds Target Date Retirement Series	1

Moving forward

The economy may continue to be impacted by countervailing winds in the months ahead, with business activity and the Fed supporting growth, and government spending cuts hindering it.

Regardless of the challenges that may lie ahead, we will continue to oversee the series in a manner that’s aligned with the needs of investors preparing for, or living in, retirement.

We appreciate the fact that you’ve chosen an American Funds target date fund for your investment portfolio. As always, we’re grateful for the confidence you have placed in us and look forward to reporting to you again at the end of the fiscal year.

Cordially,

John H. Smet

Vice Chairman of the Board

Michael J. Downer

President

June 12, 2013

For current information about the series, visit americanfunds.com.

Results at a glance (for periods ended April 30, 2013, with all distributions reinvested)

	Total returns		Average annual total returns
	6 months	1 year	5 years		Lifetime (since 2/1/2007)

American Funds Target Date Retirement Series (Class A shares):
2055 Fund	13.37%	15.95%	—		12.01	%*
2050 Fund	13.43	16.00	4.49%		4.30
2045 Fund	13.44	15.97	4.47		4.30
2040 Fund	13.46	15.98	4.49		4.31
2035 Fund	13.30	15.83	4.47		4.29
2030 Fund	13.09	15.71	4.54		4.32
2025 Fund	12.30	14.86	4.24		4.07
2020 Fund	10.03	12.79	3.87		3.78
2015 Fund	8.77	11.49	3.96		3.89
2010 Fund	7.51	10.68	4.05		3.88
Standard & Poor’s 500 Composite Index	14.41	16.88	5.21		3.84
MSCI All Country World ex USA Index	12.78	14.15	-0.84		0.93
Barclays U.S. Aggregate Index	0.90	3.68	5.72		6.03
Standard & Poor’s Target Date Through Indexes:
2055+ Index	14.54	16.13	—		12.56	*
2050 Index	14.43	15.94	4.29		3.55
2045 Index	14.26	15.49	4.21		3.49
2040 Index	13.96	15.19	4.43		3.67
2035 Index	13.53	14.73	4.48		3.73
2030 Index	12.95	14.23	4.61		3.87
2025 Index	11.95	13.38	4.61		3.90
2020 Index	10.76	12.37	4.57		3.96
2015 Index	9.41	11.21	4.89		4.34
2010 Index	7.86	9.89	5.05		4.60
Lipper Mixed-Asset Target Indexes:
2050+ Funds Index	12.45	13.90	3.21	†	2.52	†
2045 Funds Index	12.22	13.86	3.31	†	2.49	†
2040 Funds Index	12.10	13.50	3.63		2.69
2035 Funds Index	11.52	12.99	3.65		2.62	†
2030 Funds Index	10.63	12.39	3.62		3.04
2025 Funds Index	9.35	11.31	3.85		2.86	†
2020 Funds Index	8.02	10.20	4.13		3.87
2015 Funds Index	6.82	8.85	4.01		3.69
2010 Funds Index	6.06	8.29	4.31		4.06

The S&P 500 is a broad measure of primarily large U.S. stocks. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. These indexes are unmanaged and, therefore, have no expenses. The Lipper indexes track the largest funds in the corresponding category’s Lipper average. The Lipper indexes and averages track target date funds in five-year increments. The S&P Target Date Style Index series (“Through” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indices based on funds with glide paths that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

*	For the period February 1, 2010, commencement of the 2055 Fund operations, through April 30, 2013.
†	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.

2	American Funds Target Date Retirement Series

Investment approach for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 10 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two or three decades for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds. The investment portfolios beginning on page 4 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of April 30, 2013. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit AmericanFundsRetirement.com.

Active management

American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee continually monitors the underlying fund allocations in each target date fund and, if necessary, makes changes in response to market conditions or other considerations. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals.

American Funds Target Date Retirement Series	3

American Funds 2055 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 40.0%
AMCAP Fund, Class R-6	463,356	$11,334	7.0%
EuroPacific Growth Fund, Class R-6	147,726	6,479	4.0
The Growth Fund of America, Inc., Class R-6	298,491	11,334	7.0
The New Economy Fund, Class R-6	199,765	6,476	4.0
New Perspective Fund, Class R-6	332,171	11,334	7.0
New World Fund, Inc., Class R-6	114,232	6,473	4.0
SMALLCAP World Fund, Inc., Class R-6	255,724	11,334	7.0
		64,764	40.0

Growth-and-income funds — 45.0%
American Mutual Fund, Class R-6	404,292	12,949	8.0
Capital World Growth and Income Fund, Class R-6	277,121	11,331	7.0
Fundamental Investors, Class R-6	285,797	12,949	8.0
International Growth and Income Fund, Class R-6	191,332	6,492	4.0
The Investment Company of America, Class R-6	429,624	14,569	9.0
Washington Mutual Investors Fund, Class R-6	415,059	14,569	9.0
		72,859	45.0

Equity-income and Balanced funds — 10.0%
American Balanced Fund, Class R-6	291,861	6,477	4.0
Capital Income Builder, Class R-6	84,710	4,857	3.0
The Income Fund of America, Class R-6	247,191	4,857	3.0
		16,191	10.0

Bond funds — 5.0%
U.S. Government Securities Fund, Class R-6	570,105	8,096	5.0

Total investment securities (cost: $142,645,000)		161,910	100.0
Other assets less liabilities		(47)	—

Net assets		$161,863	100.0%

See Notes to Financial Statements

4	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 40.0%
AMCAP Fund, Class R-6	2,131,974	$52,148	7.0%
EuroPacific Growth Fund, Class R-6	680,197	29,833	4.0
The Growth Fund of America, Inc., Class R-6	1,373,050	52,135	7.0
The New Economy Fund, Class R-6	920,217	29,833	4.0
New Perspective Fund, Class R-6	1,529,572	52,189	7.0
New World Fund, Inc., Class R-6	526,250	29,823	4.0
SMALLCAP World Fund, Inc., Class R-6	1,177,549	52,189	7.0
		298,150	40.0

Growth-and-income funds — 45.0%
American Mutual Fund, Class R-6	1,858,831	59,538	8.0
Capital World Growth and Income Fund, Class R-6	1,278,643	52,284	7.0
Fundamental Investors, Class R-6	1,315,081	59,586	8.0
International Growth and Income Fund, Class R-6	882,298	29,936	4.0
The Investment Company of America, Class R-6	1,978,317	67,085	9.0
Washington Mutual Investors Fund, Class R-6	1,908,169	66,977	9.0
		335,406	45.0

Equity-income and Balanced funds — 10.0%
American Balanced Fund, Class R-6	1,341,291	29,763	4.0
Capital Income Builder, Class R-6	390,164	22,372	3.0
The Income Fund of America, Class R-6	1,137,281	22,348	3.0
		74,483	10.0

Bond funds — 5.0%
U.S. Government Securities Fund, Class R-6	2,615,910	37,146	5.0

Total investment securities (cost: $611,809,000)		745,185	100.0
Other assets less liabilities		(391)	—

Net assets		$744,794	100.0%

See Notes to Financial Statements

American Funds Target Date Retirement Series	5

American Funds 2045 Target Date Retirement Fund	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 40.0%
AMCAP Fund, Class R-6	2,353,731	$57,572	7.0%
EuroPacific Growth Fund, Class R-6	750,359	32,911	4.0
The Growth Fund of America, Inc., Class R-6	1,515,867	57,557	7.0
The New Economy Fund, Class R-6	1,015,138	32,911	4.0
New Perspective Fund, Class R-6	1,687,601	57,581	7.0
New World Fund, Inc., Class R-6	580,723	32,910	4.0
SMALLCAP World Fund, Inc., Class R-6	1,299,225	57,582	7.0
		329,024	40.0

Growth-and-income funds — 45.0%
American Mutual Fund, Class R-6	2,050,239	65,669	8.0
Capital World Growth and Income Fund, Class R-6	1,413,100	57,782	7.0
Fundamental Investors, Class R-6	1,450,528	65,723	8.0
International Growth and Income Fund, Class R-6	975,733	33,107	4.0
The Investment Company of America, Class R-6	2,181,923	73,989	9.0
Washington Mutual Investors Fund, Class R-6	2,104,745	73,876	9.0
		370,146	45.0

Equity-income and Balanced funds — 10.0%
American Balanced Fund, Class R-6	1,480,024	32,842	4.0
Capital Income Builder, Class R-6	430,455	24,682	3.0
The Income Fund of America, Class R-6	1,254,926	24,659	3.0
		82,183	10.0

Bond funds — 5.0%
U.S. Government Securities Fund, Class R-6	2,886,359	40,986	5.0

Total investment securities (cost: $673,080,000)		822,339	100.0
Other assets less liabilities		(529)	—

Net assets		$821,810	100.0%

See Notes to Financial Statements

6	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 40.0%
AMCAP Fund, Class R-6	4,240,845	$103,731	7.0%
EuroPacific Growth Fund, Class R-6	1,354,652	59,415	4.0
The Growth Fund of America, Inc., Class R-6	2,730,189	103,665	7.0
The New Economy Fund, Class R-6	1,832,639	59,414	4.0
New Perspective Fund, Class R-6	3,045,319	103,906	7.0
New World Fund, Inc., Class R-6	1,047,305	59,351	4.0
SMALLCAP World Fund, Inc., Class R-6	2,344,233	103,897	7.0
		593,379	40.0

Growth-and-income funds — 45.0%
American Mutual Fund, Class R-6	3,698,042	118,448	8.0
Capital World Growth and Income Fund, Class R-6	2,547,113	104,151	7.0
Fundamental Investors, Class R-6	2,616,968	118,575	8.0
International Growth and Income Fund, Class R-6	1,758,809	59,676	4.0
The Investment Company of America, Class R-6	3,935,021	133,437	9.0
Washington Mutual Investors Fund, Class R-6	3,796,284	133,250	9.0
		667,537	45.0

Equity-income and Balanced funds — 10.0%
American Balanced Fund, Class R-6	2,669,091	59,227	4.0
Capital Income Builder, Class R-6	776,287	44,512	3.0
The Income Fund of America, Class R-6	2,263,147	44,471	3.0
		148,210	10.0

Bond funds — 5.0%
U.S. Government Securities Fund, Class R-6	5,205,291	73,915	5.0

Total investment securities (cost: $1,205,194,000)		1,483,041	100.0
Other assets less liabilities		(875)	—

Net assets		$1,482,166	100.0%

See Notes to Financial Statements

American Funds Target Date Retirement Series	7

American Funds 2035 Target Date Retirement Fund	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 40.0%
AMCAP Fund, Class R-6	4,807,425	$117,590	7.0%
EuroPacific Growth Fund, Class R-6	1,536,231	67,379	4.0
The Growth Fund of America, Inc., Class R-6	3,095,652	117,542	7.0
The New Economy Fund, Class R-6	2,078,318	67,379	4.0
New Perspective Fund, Class R-6	3,453,021	117,817	7.0
New World Fund, Inc., Class R-6	1,186,492	67,238	4.0
SMALLCAP World Fund, Inc., Class R-6	2,658,953	117,845	7.0
		672,790	40.0

Growth-and-income funds — 40.0%
American Mutual Fund, Class R-6	3,663,165	117,331	7.0
Capital World Growth and Income Fund, Class R-6	2,477,333	101,298	6.0
Fundamental Investors, Class R-6	2,591,939	117,441	7.0
International Growth and Income Fund, Class R-6	2,007,004	68,097	4.0
The Investment Company of America, Class R-6	3,966,592	134,507	8.0
Washington Mutual Investors Fund, Class R-6	3,820,703	134,107	8.0
		672,781	40.0

Equity-income and Balanced funds — 15.0%
American Balanced Fund, Class R-6	3,779,856	83,875	5.0
Capital Income Builder, Class R-6	1,466,623	84,096	5.0
The Income Fund of America, Class R-6	4,273,195	83,968	5.0
		251,939	15.0

Bond funds — 5.0%
U.S. Government Securities Fund, Class R-6	5,898,277	83,756	5.0

Total investment securities (cost: $1,380,805,000)		1,681,266	100.0
Other assets less liabilities		(1,032)	—

Net assets		$1,680,234	100.0%

See Notes to Financial Statements

8	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 40.0%
AMCAP Fund, Class R-6	6,950,802	$170,017	7.0%
EuroPacific Growth Fund, Class R-6	2,233,902	97,979	4.0
The Growth Fund of America, Inc., Class R-6	4,476,508	169,973	7.0
The New Economy Fund, Class R-6	3,011,423	97,630	4.0
New Perspective Fund, Class R-6	4,997,904	170,529	7.0
New World Fund, Inc., Class R-6	1,716,786	97,290	4.0
SMALLCAP World Fund, Inc., Class R-6	3,846,059	170,457	7.0
		973,875	40.0

Growth-and-income funds — 35.0%
American Mutual Fund, Class R-6	4,547,422	145,654	6.0
Capital World Growth and Income Fund, Class R-6	2,983,799	122,008	5.0
Fundamental Investors, Class R-6	3,214,944	145,669	6.0
International Growth and Income Fund, Class R-6	2,176,674	73,854	3.0
The Investment Company of America, Class R-6	5,021,194	170,269	7.0
Washington Mutual Investors Fund, Class R-6	5,536,561	194,333	8.0
		851,787	35.0

Equity-income and Balanced funds — 20.0%
American Balanced Fund, Class R-6	8,772,592	194,664	8.0
Capital Income Builder, Class R-6	2,547,405	146,068	6.0
The Income Fund of America, Class R-6	7,429,354	145,987	6.0
		486,719	20.0

Bond funds — 5.0%
U.S. Government Securities Fund, Class R-6	8,562,428	121,586	5.0

Total investment securities (cost: $1,992,092,000)		2,433,967	100.0
Other assets less liabilities		(1,537)	—

Net assets		$2,432,430	100.0%

See Notes to Financial Statements

American Funds Target Date Retirement Series	9

American Funds 2025 Target Date Retirement Fund	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 35.0%
AMCAP Fund, Class R-6	6,033,873	$147,589	6.0%
EuroPacific Growth Fund, Class R-6	2,250,984	98,728	4.0
The Growth Fund of America, Inc., Class R-6	3,871,356	146,995	6.0
The New Economy Fund, Class R-6	2,287,836	74,172	3.0
New Perspective Fund, Class R-6	5,054,935	172,474	7.0
New World Fund, Inc., Class R-6	1,304,512	73,927	3.0
SMALLCAP World Fund, Inc., Class R-6	3,336,920	147,892	6.0
		861,777	35.0

Growth-and-income funds — 35.1%
American Mutual Fund, Class R-6	4,588,899	146,983	6.0
Capital World Growth and Income Fund, Class R-6	3,023,430	123,628	5.0
Fundamental Investors, Class R-6	3,253,466	147,415	6.0
International Growth and Income Fund, Class R-6	2,206,190	74,856	3.1
The Investment Company of America, Class R-6	5,084,413	172,412	7.0
Washington Mutual Investors Fund, Class R-6	5,597,050	196,456	8.0
		861,750	35.1

Equity-income and Balanced funds — 20.0%
American Balanced Fund, Class R-6	8,835,815	196,067	8.0
Capital Income Builder, Class R-6	2,576,959	147,763	6.0
The Income Fund of America, Class R-6	7,494,461	147,266	6.0
		491,096	20.0

Bond funds — 9.9%
U.S. Government Securities Fund, Class R-6	17,153,824	243,584	9.9

Total investment securities (cost: $2,068,846,000)		2,458,207	100.0
Other assets less liabilities		(1,492)	—

Net assets		$2,456,715	100.0%

See Notes to Financial Statements

10	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 20.1%
AMCAP Fund, Class R-6	4,469,485	$109,324	4.0%
EuroPacific Growth Fund, Class R-6	1,879,838	82,450	3.0
The Growth Fund of America, Inc., Class R-6	2,866,934	108,857	4.0
New Perspective Fund, Class R-6	4,010,120	136,825	5.1
New World Fund, Inc., Class R-6	483,784	27,416	1.0
SMALLCAP World Fund, Inc., Class R-6	1,859,037	82,393	3.0
		547,265	20.1

Growth-and-income funds — 35.1%
American Mutual Fund, Class R-6	5,098,614	163,309	6.0
Capital World Growth and Income Fund, Class R-6	3,340,806	136,606	5.0
Fundamental Investors, Class R-6	3,614,350	163,766	6.0
International Growth and Income Fund, Class R-6	2,423,461	82,228	3.0
The Investment Company of America, Class R-6	5,632,059	190,983	7.1
Washington Mutual Investors Fund, Class R-6	6,215,340	218,158	8.0
		955,050	35.1

Equity-income and Balanced funds — 20.0%
American Balanced Fund, Class R-6	9,765,375	216,694	8.0
Capital Income Builder, Class R-6	2,867,461	164,420	6.0
The Income Fund of America, Class R-6	8,290,755	162,913	6.0
		544,027	20.0

Bond funds — 24.8%
American Funds Mortgage Fund, Class R-6*	13,198,129	134,093	5.0
Capital World Bond Fund, Class R-6	6,389,187	134,876	5.0
Intermediate Bond Fund of America, Class R-6	9,751,985	134,090	4.9
U.S. Government Securities Fund, Class R-6	18,977,199	269,476	9.9
		672,535	24.8

Total investment securities (cost: $2,375,257,000)		2,718,877	100.0
Other assets less liabilities		(432)	—

Net assets		$2,718,445	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 4/30/2013 (000)
American Funds Mortgage Fund, Class R-6	11,310,860	1,959,902	72,633	13,198,129	$593	$134,093

See Notes to Financial Statements

American Funds Target Date Retirement Series	11

American Funds 2015 Target Date Retirement Fund	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 15.2%
AMCAP Fund, Class R-6	2,970,287	$72,653	4.0%
EuroPacific Growth Fund, Class R-6	1,254,490	55,022	3.1
The Growth Fund of America, Inc., Class R-6	1,430,964	54,334	3.0
New Perspective Fund, Class R-6	2,667,518	91,016	5.1
		273,025	15.2

Growth-and-income funds — 30.2%
American Mutual Fund, Class R-6	3,387,387	108,498	6.1
Capital World Growth and Income Fund, Class R-6	2,213,126	90,495	5.0
Fundamental Investors, Class R-6	1,997,235	90,495	5.0
International Growth and Income Fund, Class R-6	1,075,722	36,499	2.0
The Investment Company of America, Class R-6	3,199,446	108,493	6.0
Washington Mutual Investors Fund, Class R-6	3,091,156	108,499	6.1
		542,979	30.2

Equity-income and Balanced funds — 20.1%
American Balanced Fund, Class R-6	6,500,102	144,237	8.0
Capital Income Builder, Class R-6	1,914,785	109,794	6.1
The Income Fund of America, Class R-6	5,534,501	108,753	6.0
		362,784	20.1

Bond funds — 34.5%
American Funds Mortgage Fund, Class R-6*	8,728,740	88,684	4.9
The Bond Fund of America, Class R-6	6,846,740	88,871	4.9
Capital World Bond Fund, Class R-6	4,222,259	89,132	5.0
Intermediate Bond Fund of America, Class R-6	12,889,113	177,225	9.9
U.S. Government Securities Fund, Class R-6	12,475,271	177,149	9.8
		621,061	34.5

Total investment securities (cost: $1,618,707,000)		1,799,849	100.0
Other assets less liabilities		(1,278)	—

Net assets		$1,798,571	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 4/30/2013 (000)
American Funds Mortgage Fund, Class R-6	7,829,947	963,957	65,164	8,728,740	$403	$88,684

See Notes to Financial Statements

12	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 5.0%
AMCAP Fund, Class R-6	903,832	$22,108	2.0%
The Growth Fund of America, Inc., Class R-6	291,057	11,051	1.0
New Perspective Fund, Class R-6	652,693	22,270	2.0
		55,429	5.0

Growth-and-income funds — 25.1%
American Mutual Fund, Class R-6	2,073,071	66,400	6.1
Capital World Growth and Income Fund, Class R-6	1,084,339	44,339	4.0
Fundamental Investors, Class R-6	978,562	44,339	4.0
International Growth and Income Fund, Class R-6	331,749	11,256	1.0
The Investment Company of America, Class R-6	1,632,839	55,369	5.0
Washington Mutual Investors Fund, Class R-6	1,577,480	55,370	5.0
		277,073	25.1

Equity-income and Balanced funds — 25.1%
American Balanced Fund, Class R-6	3,495,722	77,570	7.0
Capital Income Builder, Class R-6	1,739,840	99,762	9.1
The Income Fund of America, Class R-6	5,076,882	99,761	9.0
		277,093	25.1

Bond funds — 44.8%
American Funds Mortgage Fund, Class R-6*	10,764,116	109,363	9.9
American High-Income Trust, Class R-6	4,771,782	55,400	5.0
The Bond Fund of America, Class R-6	8,435,395	109,492	10.0
Capital World Bond Fund, Class R-6	2,611,486	55,129	5.0
Intermediate Bond Fund of America, Class R-6	7,959,518	109,443	9.9
U.S. Government Securities Fund, Class R-6	3,849,929	54,669	5.0
		493,496	44.8

Total investment securities (cost: $1,033,921,000)		1,103,091	100.0
Other assets less liabilities		(269)	—

Net assets		$1,102,822	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 4/30/2013 (000)
American Funds Mortgage Fund, Class R-6	9,798,605	1,545,033	579,522	10,764,116	$502	$109,363

See Notes to Financial Statements

American Funds Target Date Retirement Series	13

Financial statements

Statements of assets and liabilities at April 30, 2013

		2055 Fund		2050 Fund	2045 Fund	2040 Fund
Assets:
Investment securities, at value:
Unaffiliated issuers		$161,910		$745,185	$822,339	$1,483,041
Affiliated issuer		—		—	—	—
Receivables for:
Sales of investments		—		793	763	1,351
Sales of fund’s shares		745		1,580	1,542	2,658
Dividends		1		4	5	9
Total assets		162,656		747,562	824,649	1,487,059

Liabilities:
Payables for:
Purchases of investments		488		—	—	—
Repurchases of fund’s shares		198		2,227	2,228	3,825
Services provided by related parties		107		538	608	1,063
Trustees’ deferred compensation		—	*	3	3	5
Total liabilities		793		2,768	2,839	4,893
Net assets at April 30, 2013		$161,863		$744,794	$821,810	$1,482,166

Net assets consist of:
Capital paid in on shares of beneficial interest		$141,113		$606,792	$667,266	$1,192,714
Undistributed net investment income		156		627	718	1,472
Undistributed net realized gain		1,329		3,999	4,567	10,133
Net unrealized appreciation		19,265		133,376	149,259	277,847
Net assets at April 30, 2013		$161,863		$744,794	$821,810	$1,482,166

Investment securities, at cost:
Unaffiliated issuers		$142,645		$611,809	$673,080	$1,205,194
Affiliated issuer		—		—	—	—

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$59,595		$264,173	$264,737	$483,344
	Shares outstanding	4,436		24,067	23,678	43,159
	Net asset value per share	$13.43		$10.98	$11.18	$11.20
Class R-1:	Net assets	$612		$4,173	$5,430	$11,653
	Shares outstanding	46		385	492	1,055
	Net asset value per share	$13.28		$10.83	$11.04	$11.04
Class R-2:	Net assets	$38,802		$176,082	$203,048	$337,978
	Shares outstanding	2,918		16,260	18,453	30,631
	Net asset value per share	$13.30		$10.83	$11.00	$11.03
Class R-3:	Net assets	$32,268		$151,056	$185,733	$311,301
	Shares outstanding	2,414		13,856	16,736	27,970
	Net asset value per share	$13.36		$10.90	$11.10	$11.13
Class R-4:	Net assets	$16,443		$91,118	$94,211	$191,940
	Shares outstanding	1,224		8,310	8,433	17,153
	Net asset value per share	$13.43		$10.97	$11.17	$11.19
Class R-5:	Net assets	$10,467		$32,994	$44,521	$88,549
	Shares outstanding	776		2,990	3,959	7,864
	Net asset value per share	$13.49		$11.03	$11.25	$11.26
Class R-6:	Net assets	$3,676		$25,198	$24,130	$57,401
	Shares outstanding	272		2,290	2,153	5,113
	Net asset value per share	$13.50		$11.00	$11.21	$11.23

*	Amount less than one thousand.

See Notes to Financial Statements

14	American Funds Target Date Retirement Series

unaudited
(dollars and shares in thousands, except per-share amounts)

2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$1,681,266	$2,433,967	$2,458,207	$2,584,784	$1,711,165	$993,728
—	—	—	134,093	88,684	109,363

671	—	1,820	4,056	1,216	2,359
2,474	5,213	3,976	5,413	2,511	3,014
10	14	28	71	87	108
1,684,421	2,439,194	2,464,031	2,728,417	1,803,663	1,108,572

—	1,876	—	—	—	—
2,934	3,108	5,508	8,030	3,770	5,028
1,246	1,770	1,797	1,927	1,310	712
7	10	11	15	12	10
4,187	6,764	7,316	9,972	5,092	5,750
$1,680,234	$2,432,430	$2,456,715	$2,718,445	$1,798,571	$1,102,822

$1,368,729	$1,972,786	$2,048,400	$2,347,363	$1,594,251	$1,010,561
1,743	3,006	2,036	2,812	2,596	3,854
9,301	14,763	16,918	24,650	20,582	19,237
300,461	441,875	389,361	343,620	181,142	69,170
$1,680,234	$2,432,430	$2,456,715	$2,718,445	$1,798,571	$1,102,822

$1,380,805	$1,992,092	$2,068,846	$2,244,148	$1,532,278	$926,933
—	—	—	131,109	86,429	106,988

$528,654	$722,404	$793,394	$939,135	$692,724	$552,151
47,725	65,032	73,444	89,574	67,066	54,591
$11.08	$11.11	$10.80	$10.48	$10.33	$10.11
$14,543	$21,948	$16,180	$16,313	$12,858	$3,536
1,337	1,998	1,517	1,576	1,264	351
$10.88	$10.99	$10.67	$10.35	$10.17	$10.07
$406,459	$550,603	$558,801	$519,428	$337,256	$146,472
37,229	50,301	52,501	50,200	33,107	14,641
$10.92	$10.95	$10.64	$10.35	$10.19	$10.00
$374,013	$546,391	$565,598	$617,529	$412,050	$188,302
33,989	49,511	52,718	59,258	40,140	18,702
$11.00	$11.04	$10.73	$10.42	$10.27	$10.07
$196,237	$352,506	$314,252	$394,244	$205,427	$135,283
17,733	31,761	29,116	37,618	19,899	13,377
$11.07	$11.10	$10.79	$10.48	$10.32	$10.11
$101,826	$128,634	$122,706	$132,068	$87,225	$46,950
9,146	11,521	11,304	12,534	8,405	4,619
$11.13	$11.17	$10.85	$10.54	$10.38	$10.16
$58,502	$109,944	$85,784	$99,728	$51,031	$30,128
5,272	9,881	7,922	9,489	4,932	2,971
$11.10	$11.13	$10.83	$10.51	$10.35	$10.14

American Funds Target Date Retirement Series	15

Statements of operations

for the six months ended April 30, 2013

	2055 Fund		2050 Fund		2045 Fund		2040 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$1,609		$8,369		$9,128		$16,913
Affiliated issuer	—		—		—		—
Total dividends	1,609		8,369		9,128		16,913

Fees and expenses*:
Investment advisory services	64		326		357		656
Distribution services	248		1,295		1,447		2,564
Transfer agent services	107		534		590		1,059
Reports to shareholders	2		12		13		23
Registration statement and prospectus	81		106		113		136
Trustees’ compensation	1		4		4		7
Auditing and legal	—	†	1		—	†	1
Custodian	13		13		13		13
State and local taxes	—	†	—	†	—	†	—	†
Other	—	†	2		3		5
Total fees and expenses before reimbursements/waivers	516		2,293		2,540		4,464
Less reimbursements/waivers of fees and expenses:
Investment advisory services	64		326		357		656
Other	65		—		—		—
Total fees and expenses after reimbursements/waivers	387		1,967		2,183		3,808
Net investment income	1,222		6,402		6,945		13,105

Net realized gain and unrealized appreciation on investments:
Net realized gain on sale of investments:
Unaffiliated issuers	915		1,753		2,147		10,198
Affiliated issuer	—		—		—		—
Capital gain distributions received	421		2,242		2,444		—
Net realized gain	1,336		3,995		4,591		10,198
Net unrealized appreciation on investments	13,979		72,647		79,261		143,854
Net realized gain and unrealized appreciation on investments	15,315		76,642		83,852		154,052

Net increase in net assets resulting from operations	$16,537		$83,044		$90,797		$167,157

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

16	American Funds Target Date Retirement Series

unaudited
(dollars in thousands)

2035 Fund		2030 Fund	2025 Fund		2020 Fund	2015 Fund		2010 Fund

$19,485		$28,664	$28,358		$30,506	$20,151		$14,043
—		—	—		593	403		502
19,485		28,664	28,358		31,099	20,554		14,545

739		1,076	1,086		1,230	837		521
2,991		4,267	4,370		4,700	3,178		1,799
1,211		1,736	1,758		1,905	1,307		770
26		37	37		43	30		18
140		155	163		170	126		106
8		12	12		14	10		7
1		1	1		1	1		1
13		13	13		13	13		13
—	†	1	—	†	1	—	†	—	†
5		8	8		9	6		4
5,134		7,306	7,448		8,086	5,508		3,239

739		1,076	1,086		1,230	837		521
—		—	—		—	—		—
4,395		6,230	6,362		6,856	4,671		2,718
15,090		22,434	21,996		24,243	15,883		11,827

9,251		7,845	8,131		12,163	12,070		13,863
—		—	—		1,533	1,053		1,512
—		6,892	8,818		11,023	7,327		3,887
9,251		14,737	16,949		24,719	20,450		19,262
161,802		230,073	216,023		190,393	104,714		45,969
171,053		244,810	232,972		215,112	125,164		65,231

$186,143		$267,244	$254,968		$239,355	$141,047		$77,058

American Funds Target Date Retirement Series	17

Statements of changes in net assets

	2055 Fund		2050 Fund		2045 Fund
	Six months ended April 30, 2013*	Year ended October 31, 2012	Six months ended April 30, 2013*	Year ended October 31, 2012	Six months ended April 30, 2013*	Year ended October 31, 2012
Operations:
Net investment income	$1,222	$1,055	$6,402	$7,433	$6,945	$7,715
Net realized gain	1,336	851	3,995	4,382	4,591	5,607
Net unrealized appreciation on investments	13,979	6,541	72,647	45,659	79,261	47,404
Net increase in net assets resulting from operations	16,537	8,447	83,044	57,474	90,797	60,726

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(668)	(313)	(3,825)	(3,032)	(3,742)	(2,752)
Class R-1	(6)	(1)	(30)	(31)	(46)	(44)
Class R-2	(313)	(144)	(1,703)	(1,220)	(1,896)	(1,379)
Class R-3	(311)	(167)	(1,863)	(1,308)	(2,153)	(1,488)
Class R-4	(189)	(53)	(1,250)	(852)	(1,313)	(813)
Class R-5	(140)	(72)	(547)	(414)	(696)	(477)
Class R-6	(36)	(11)	(316)	(119)	(339)	(124)
Total dividends from net investment income	(1,663)	(761)	(9,534)	(6,976)	(10,185)	(7,077)
Distributions from net realized gain:
Short-term net realized gains:
Class A	(141)	(262)	(22)	(38)	—	—
Class R-1	(1)	(1)	—	(1)	—	—
Class R-2	(101)	(176)	(15)	(26)	—	—
Class R-3	(80)	(159)	(13)	(21)	—	—
Class R-4	(40)	(45)	(7)	(11)	—	—
Class R-5	(26)	(53)	(2)	(5)	—	—
Class R-6	(7)	(8)	(2)	(1)	—	—
Long-term net realized gains:
Class A	(158)	(50)	(1,490)	(616)	(1,761)	(505)
Class R-1	(2)	— †	(23)	(11)	(40)	(13)
Class R-2	(113)	(34)	(1,021)	(411)	(1,389)	(403)
Class R-3	(90)	(31)	(859)	(323)	(1,216)	(331)
Class R-4	(44)	(8)	(481)	(172)	(613)	(149)
Class R-5	(29)	(10)	(184)	(72)	(284)	(75)
Class R-6	(7)	(1)	(104)	(21)	(136)	(19)
Total distributions from net realized gain	(839)	(838)	(4,223)	(1,729)	(5,439)	(1,495)
Total dividends and distributions paid to shareholders	(2,502)	(1,599)	(13,757)	(8,705)	(15,624)	(8,572)

Net capital share transactions	39,267	49,674	82,294	95,089	104,762	131,758

Total increase in net assets	53,302	56,522	151,581	143,858	179,935	183,912

Net assets:
Beginning of period	108,561	52,039	593,213	449,355	641,875	457,963
End of period	$161,863	$108,561	$744,794	$593,213	$821,810	$641,875

Undistributed net investment income	$156	$597	$627	$3,759	$718	$3,958

See page 20 for footnotes.

See Notes to Financial Statements

18	American Funds Target Date Retirement Series

(dollars in thousands)

2040 Fund		2035 Fund		2030 Fund		2025 Fund		2020 Fund
Six months ended April 30, 2013*	Year ended October 31, 2012	Six months ended April 30, 2013*	Year ended October 31, 2012	Six months ended April 30, 2013*	Year ended October 31, 2012	Six months ended April 30, 2013*	Year ended October 31, 2012	Six months ended April 30, 2013*	Year ended October 31, 2012

$13,105	$15,236	$15,090	$17,744	$22,434	$27,263	$21,996	$27,579	$24,243	$36,520
10,198	9,407	9,251	13,012	14,737	23,291	16,949	19,317	24,719	22,973
143,854	92,160	161,802	99,667	230,073	144,547	216,023	141,820	190,393	139,103
167,157	116,803	186,143	130,423	267,244	195,101	254,968	188,716	239,355	198,596

(7,088)	(5,604)	(8,069)	(6,562)	(11,092)	(9,438)	(12,464)	(10,913)	(16,708)	(15,616)
(101)	(101)	(148)	(120)	(199)	(201)	(170)	(139)	(183)	(227)
(3,249)	(2,422)	(4,163)	(3,157)	(5,755)	(4,640)	(6,123)	(4,944)	(6,440)	(6,141)
(3,942)	(2,909)	(4,765)	(3,500)	(7,181)	(5,493)	(7,799)	(5,935)	(9,629)	(8,283)
(2,809)	(1,967)	(2,843)	(1,966)	(5,287)	(3,765)	(4,954)	(3,582)	(6,891)	(5,704)
(1,446)	(1,129)	(1,660)	(1,178)	(2,336)	(2,159)	(2,165)	(1,497)	(2,763)	(2,418)
(712)	(317)	(850)	(294)	(1,576)	(686)	(1,285)	(508)	(1,684)	(827)
(19,347)	(14,449)	(22,498)	(16,777)	(33,426)	(26,382)	(34,960)	(27,518)	(44,298)	(39,216)

(40)	—	—	—	—	—	—	(246)	(83)	(75)
(1)	—	—	—	—	—	—	(5)	(1)	(2)
(28)	—	—	—	—	—	—	(169)	(46)	(42)
(27)	—	—	—	—	—	—	(158)	(56)	(46)
(16)	—	—	—	—	—	—	(80)	(34)	(28)
(7)	—	—	—	—	—	—	(29)	(12)	(10)
(3)	—	—	—	—	—	—	(10)	(7)	(3)

(2,952)	(1,169)	(4,050)	(1,333)	(6,791)	(2,451)	(5,897)	(3,009)	(7,117)	(3,838)
(77)	(34)	(120)	(38)	(217)	(84)	(128)	(61)	(134)	(81)
(2,100)	(817)	(3,162)	(1,000)	(5,330)	(1,861)	(4,274)	(2,065)	(3,979)	(2,135)
(1,967)	(739)	(2,828)	(850)	(5,194)	(1,718)	(4,287)	(1,932)	(4,751)	(2,353)
(1,158)	(412)	(1,404)	(398)	(3,186)	(971)	(2,292)	(983)	(2,906)	(1,397)
(522)	(204)	(722)	(207)	(1,236)	(486)	(884)	(359)	(1,030)	(526)
(252)	(57)	(363)	(51)	(819)	(151)	(516)	(119)	(618)	(177)
(9,150)	(3,432)	(12,649)	(3,877)	(22,773)	(7,722)	(18,278)	(9,225)	(20,774)	(10,713)
(28,497)	(17,881)	(35,147)	(20,654)	(56,199)	(34,104)	(53,238)	(36,743)	(65,072)	(49,929)

140,379	195,372	183,957	211,321	239,930	267,715	260,513	294,313	239,588	302,305

279,039	294,294	334,953	321,090	450,975	428,712	462,243	446,286	413,871	450,972

1,203,127	908,833	1,345,281	1,024,191	1,981,455	1,552,743	1,994,472	1,548,186	2,304,574	1,853,602
$1,482,166	$1,203,127	$1,680,234	$1,345,281	$2,432,430	$1,981,455	$2,456,715	$1,994,472	$2,718,445	$2,304,574
$1,472	$7,714	$1,743	$9,151	$3,006	$13,998	$2,036	$15,000	$2,812	$22,867

American Funds Target Date Retirement Series	19

Statements of changes in net assets (continued)	(dollars in thousands)

	2015 Fund		2010 Fund
	Six months ended April 30, 2013*	Year ended October 31, 2012	Six months ended April 30, 2013*	Year ended October 31, 2012

Operations:
Net investment income	$15,883	$27,802	$11,827	$23,162
Net realized gain	20,450	27,493	19,262	14,077
Net unrealized appreciation on investments	104,714	78,857	45,969	46,017
Net increase in net assets resulting from operations	141,047	134,152	77,058	83,256

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(13,197)	(13,438)	(13,059)	(13,556)
Class R-1	(168)	(207)	(54)	(76)
Class R-2	(4,545)	(4,980)	(2,651)	(3,049)
Class R-3	(6,832)	(6,920)	(3,939)	(4,436)
Class R-4	(3,937)	(3,835)	(3,035)	(3,154)
Class R-5	(1,759)	(1,314)	(1,246)	(1,262)
Class R-6	(981)	(484)	(591)	(500)
Total dividends from net investment income	(31,419)	(31,178)	(24,575)	(26,033)
Distributions from net realized gain:
Short-term net realized gains:
Class A	(63)	(120)	(1,000)	(1,687)
Class R-1	(1)	(3)	(6)	(12)
Class R-2	(32)	(62)	(273)	(492)
Class R-3	(38)	(71)	(345)	(620)
Class R-4	(19)	(34)	(231)	(391)
Class R-5	(7)	(10)	(85)	(143)
Class R-6	(4)	(4)	(40)	(56)
Long-term net realized gains:
Class A	(9,818)	(5,057)	(5,371)	(5,785)
Class R-1	(196)	(111)	(33)	(43)
Class R-2	(4,900)	(2,584)	(1,463)	(1,687)
Class R-3	(5,918)	(2,983)	(1,852)	(2,124)
Class R-4	(2,901)	(1,433)	(1,237)	(1,342)
Class R-5	(1,141)	(438)	(458)	(490)
Class R-6	(626)	(159)	(214)	(191)
Total distributions from net realized gain	(25,664)	(13,069)	(12,608)	(15,063)
Total dividends and distributions paid to shareholders	(57,083)	(44,247)	(37,183)	(41,096)

Net capital share transactions	105,707	127,777	56,078	62,587

Total increase in net assets	189,671	217,682	95,953	104,747

Net assets:
Beginning of period	1,608,900	1,391,218	1,006,869	902,122
End of period	$1,798,571	$1,608,900	$1,102,822	$1,006,869

Undistributed net investment income	$2,596	$18,132	$3,854	$16,602

*	Unaudited.
†	Amount less than one thousand.

See Notes to Financial Statements

20	American Funds Target Date Retirement Series

Notes to financial statements

unaudited

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 10 funds (the “funds”) — American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”).

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the series’ investment adviser and adviser to the underlying funds.

Each fund in the series has seven share classes consisting of one retail share class (Class A) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). Class A shares are subject to an initial sales charge of up to 5.75%. The six retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 32 to 42.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

American Funds Target Date Retirement Series	21

3. Valuation

Security valuation — The value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2013, all of the investment securities for each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the funds’ equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the funds may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The funds invest in underlying funds and incur expenses related to the underlying funds. In addition, investors in the funds will incur fees to pay for certain expenses related to the operations of the funds. An investor holding the underlying funds directly and in the same proportions as the funds would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the funds.

Because the funds’ investments consist of underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the funds in the years preceding their respective target dates because a greater proportion of the funds’ assets will consist of underlying funds that primarily invest in stocks.

22	American Funds Target Date Retirement Series

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the funds approach and pass their respective target dates because a greater proportion of the funds’ assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2013, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series, except for 2055 Fund, is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007, the year the series commenced operations. 2055 Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Target Date Retirement Series	23

Dividends from net investment income and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$990	$3,825	$3,960	$7,788	$9,154	$14,084	$15,006	$23,086	$18,372	$18,618
Undistributed long-term capital gain	438	4,172	5,415	9,018	12,699	22,726	18,247	20,537	25,562	10,662

As of April 30, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Gross unrealized appreciation on investment securities	$19,385	$133,697	$149,598	$278,228	$300,832	$442,507	$390,821	$343,990	$181,142	$70,788
Gross unrealized depreciation on investment securities	(120)	(330)	(339)	(384)	(371)	(639)	(1,460)	(410)	—	(1,633)
Net unrealized appreciation on investment securities	19,265	133,367	149,259	277,844	300,461	441,868	389,361	343,580	181,142	69,155
Cost of investment securities	142,645	611,818	673,080	1,205,197	1,380,805	1,992,099	2,068,846	2,375,297	1,618,707	1,033,936

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can be modified or terminated only with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 32 to 42.

Other reimbursement — CRMC has agreed to reimburse a portion of the fees and expenses of 2055 Fund during its startup period. At its discretion, the adviser may elect to extend, modify or terminate the reimbursement. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amount reimbursed by CRMC is reflected as other reimbursements.

24	American Funds Target Date Retirement Series

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The series has plans of distribution for all share classes, except Class R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2013, there were no unreimbursed expenses subject to reimbursement for the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

American Funds Target Date Retirement Series	25

Class-specific expenses under the agreements described on the previous page for the six months ended April 30, 2013, were as follows (dollars in thousands):

	Distribution services	Transfer agent services
2055 Fund
Class A	$45	$29
Class R-1	2	1
Class R-2	120	45
Class R-3	65	23
Class R-4	16	7
Class R-5	Not applicable	2
Class R-6	Not applicable	—	*
Total	$248	$107
2050 Fund
Class A	$261	$149
Class R-1	19	2
Class R-2	586	220
Class R-3	333	116
Class R-4	96	40
Class R-5	Not applicable	6
Class R-6	Not applicable	1
Total	$1,295	$534
2045 Fund
Class A	$253	$147
Class R-1	26	4
Class R-2	667	252
Class R-3	401	135
Class R-4	100	43
Class R-5	Not applicable	9
Class R-6	Not applicable	—	*
Total	$1,447	$590
2040 Fund
Class A	$474	$276
Class R-1	54	8
Class R-2	1,123	425
Class R-3	704	244
Class R-4	209	89
Class R-5	Not applicable	16
Class R-6	Not applicable	1
Total	$2,564	$1,059
2035 Fund
Class A	$537	$303
Class R-1	66	10
Class R-2	1,357	511
Class R-3	822	280
Class R-4	209	85
Class R-5	Not applicable	21
Class R-6	Not applicable	1
Total	$2,991	$1,211
2030 Fund
Class A	$723	$412
Class R-1	99	14
Class R-2	1,846	707
Class R-3	1,222	417
Class R-4	377	159
Class R-5	Not applicable	25
Class R-6	Not applicable	2
Total	$4,267	$1,736
2025 Fund
Class A	$822	$450
Class R-1	73	10
Class R-2	1,868	701
Class R-3	1,262	428
Class R-4	345	144
Class R-5	Not applicable	23
Class R-6	Not applicable	2
Total	$4,370	$1,758
2020 Fund
Class A	$1,011	$547
Class R-1	78	11
Class R-2	1,760	633
Class R-3	1,413	501
Class R-4	438	184
Class R-5	Not applicable	27
Class R-6	Not applicable	2
Total	$4,700	$1,905
2015 Fund
Class A	$731	$410
Class R-1	61	9
Class R-2	1,178	445
Class R-3	969	327
Class R-4	239	98
Class R-5	Not applicable	17
Class R-6	Not applicable	1
Total	$3,178	$1,307
2010 Fund
Class A	$649	$343
Class R-1	16	2
Class R-2	526	198
Class R-3	453	154
Class R-4	155	62
Class R-5	Not applicable	10
Class R-6	Not applicable	1
Total	$1,799	$770

*	Amount less than one thousand.

26	American Funds Target Date Retirement Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

		Increase in value	Total
	Current	of deferred	trustees’
	fees	amounts	compensation
2055 Fund	$634	$14	$648
2050 Fund	3,405	251	3,656
2045 Fund	3,686	214	3,900
2040 Fund	6,908	460	7,368
2035 Fund	7,731	574	8,305
2030 Fund	11,352	853	12,205
2025 Fund	11,416	952	12,368
2020 Fund	13,169	1,205	14,374
2015 Fund	9,157	1,008	10,165
2010 Fund	5,724	804	6,528

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2013, as follows (dollars in thousands):

	Purchases	Sales
2055 Fund	$44,327	$5,923
2050 Fund	81,890	4,754
2045 Fund	104,838	6,190
2040 Fund	143,760	14,107
2035 Fund	179,714	10,899
2030 Fund	234,906	21,863
2025 Fund	263,034	24,951
2020 Fund	252,386	43,105
2015 Fund	130,105	58,409
2010 Fund	127,553	91,106

American Funds Target Date Retirement Series	27

8. Capital share transactions

Capital share transactions in the funds for the six months ended April 30, 2013, were as follows (dollars and shares in thousands):

	2055 Fund		2050 Fund		2045 Fund		2040 Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Class A
Sales*	$21,330	1,676	$41,562	4,011	$46,069	4,365	$68,540	6,494
Reinvestments of dividends and distributions	966	80	5,327	541	5,489	547	10,054	1,001
Repurchases*	(5,516)	(438)	(21,922)	(2,128)	(19,338)	(1,840)	(37,265)	(3,544)
Total Class A transactions	16,780	1,318	24,967	2,424	32,220	3,072	41,329	3,951
Class R-1
Sales*	223	18	2,081	204	1,548	148	1,773	171
Reinvestments of dividends and distributions	9	1	53	5	86	9	179	18
Repurchases*	(35)	(3)	(1,916)	(189)	(1,950)	(188)	(2,044)	(198)
Total Class R-1 transactions	197	16	218	20	(316)	(31)	(92)	(9)
Class R-2
Sales*	15,075	1,202	34,855	3,411	46,751	4,500	65,580	6,289
Reinvestments of dividends and distributions	527	44	2,735	282	3,284	332	5,376	542
Repurchases*	(7,152)	(570)	(22,881)	(2,246)	(29,817)	(2,881)	(44,978)	(4,338)
Total Class R-2 transactions	8,450	676	14,709	1,447	20,218	1,951	25,978	2,493
Class R-3
Sales*	14,255	1,137	36,190	3,521	47,351	4,524	62,962	6,012
Reinvestments of dividends and distributions	481	40	2,734	279	3,368	338	5,934	594
Repurchases*	(9,637)	(779)	(23,257)	(2,263)	(25,392)	(2,429)	(49,888)	(4,759)
Total Class R-3 transactions	5,099	398	15,667	1,537	25,327	2,433	19,008	1,847
Class R-4
Sales*	6,272	495	23,317	2,255	26,375	2,500	39,631	3,752
Reinvestments of dividends and distributions	272	23	1,738	177	1,925	192	3,983	397
Repurchases*	(1,870)	(148)	(10,007)	(968)	(14,455)	(1,375)	(22,250)	(2,106)
Total Class R-4 transactions	4,674	370	15,048	1,464	13,845	1,317	21,364	2,043
Class R-5
Sales*	3,716	292	7,992	769	9,063	857	18,841	1,780
Reinvestments of dividends and distributions	195	16	733	74	980	97	1,974	196
Repurchases*	(1,433)	(113)	(5,841)	(564)	(3,878)	(369)	(9,870)	(924)
Total Class R-5 transactions	2,478	195	2,884	279	6,165	585	10,945	1,052
Class R-6
Sales*	1,919	150	11,793	1,135	8,821	835	25,761	2,423
Reinvestments of dividends and distributions	50	4	422	43	475	47	967	96
Repurchases*	(380)	(29)	(3,414)	(326)	(1,993)	(188)	(4,881)	(463)
Total Class R-6 transactions	1,589	125	8,801	852	7,303	694	21,847	2,056

Total net increase	$39,267	3,098	$82,294	8,023	$104,762	10,021	$140,379	13,433

See page 30 for footnotes.

28	American Funds Target Date Retirement Series

2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

$76,183	7,273	$107,878	10,266	$123,766	12,081	$142,693	14,232	$102,968	10,351	$65,850	6,727
12,093	1,215	17,857	1,789	18,293	1,875	23,839	2,475	22,906	2,388	19,282	2,036
(44,297)	(4,240)	(64,168)	(6,130)	(71,646)	(7,051)	(91,994)	(9,190)	(87,252)	(8,759)	(63,621)	(6,502)
43,979	4,248	61,567	5,925	70,413	6,905	74,538	7,517	38,622	3,980	21,511	2,261

2,231	218	4,067	392	2,867	283	2,267	231	1,926	196	718	73
268	28	416	42	297	31	318	34	365	39	93	10
(1,982)	(194)	(3,648)	(355)	(2,249)	(223)	(3,083)	(315)	(2,243)	(229)	(1,079)	(111)
517	52	835	79	915	91	(498)	(50)	48	6	(268)	(28)

79,598	7,722	102,238	9,884	106,626	10,569	101,989	10,301	70,669	7,203	45,526	4,712
7,318	744	11,068	1,123	10,394	1,078	10,457	1,098	9,474	999	4,361	464
(54,171)	(5,267)	(72,207)	(7,007)	(67,940)	(6,752)	(75,109)	(7,606)	(68,255)	(6,962)	(44,408)	(4,589)
32,745	3,199	41,099	4,000	49,080	4,895	37,337	3,793	11,888	1,240	5,479	587

83,172	8,016	109,116	10,483	120,889	11,914	146,027	14,706	95,020	9,636	71,173	7,314
7,589	767	12,359	1,245	12,077	1,244	14,420	1,505	12,783	1,340	6,121	648
(52,721)	(5,089)	(73,396)	(7,069)	(78,967)	(7,793)	(113,464)	(11,406)	(90,861)	(9,200)	(74,173)	(7,605)
38,040	3,694	48,079	4,659	53,999	5,365	46,983	4,805	16,942	1,776	3,121	357

48,839	4,691	73,634	6,994	72,696	7,131	86,283	8,619	44,439	4,483	56,101	5,729
4,240	427	8,447	846	7,223	741	9,818	1,019	6,813	711	4,503	475
(18,105)	(1,733)	(35,408)	(3,394)	(37,704)	(3,691)	(50,310)	(5,040)	(37,681)	(3,799)	(44,012)	(4,477)
34,974	3,385	46,673	4,446	42,215	4,181	45,791	4,598	13,571	1,395	16,592	1,727

19,500	1,860	25,685	2,439	23,387	2,274	25,097	2,500	16,630	1,667	20,088	2,040
2,380	238	3,572	356	3,049	311	3,805	394	2,901	301	1,789	188
(6,831)	(649)	(20,942)	(1,976)	(10,383)	(1,011)	(21,278)	(2,105)	(9,808)	(983)	(22,199)	(2,257)
15,049	1,449	8,315	819	16,053	1,574	7,624	789	9,723	985	(322)	(29)

22,282	2,118	42,213	3,999	37,388	3,639	49,761	4,938	24,917	2,500	17,253	1,759
1,212	122	2,394	240	1,801	185	2,309	240	1,611	168	845	89
(4,841)	(460)	(11,245)	(1,076)	(11,351)	(1,104)	(24,257)	(2,405)	(11,615)	(1,169)	(8,133)	(827)
18,653	1,780	33,362	3,163	27,838	2,720	27,813	2,773	14,913	1,499	9,965	1,021

$183,957	17,807	$239,930	23,091	$260,513	25,731	$239,588	24,225	$105,707	10,881	$56,078	5,896

American Funds Target Date Retirement Series	29

Capital share transactions in the funds for the year ended October 31, 2012, were as follows (dollars and shares in thousands):

	2055 Fund		2050 Fund		2045 Fund		2040 Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Class A
Sales*	$24,751	2,148	$66,011	7,006	$69,896	7,283	$113,353	11,800
Reinvestments of dividends and distributions	624	59	3,676	419	3,251	363	6,763	755
Repurchases*	(9,628)	(835)	(41,924)	(4,438)	(39,279)	(4,094)	(65,700)	(6,801)
Total Class A transactions	15,747	1,372	27,763	2,987	33,868	3,552	54,416	5,754
Class R-1
Sales*	284	24	2,086	225	2,014	213	5,153	551
Reinvestments of dividends and distributions	2	— †	42	5	57	7	135	15
Repurchases*	(28)	(2)	(1,939)	(208)	(1,324)	(139)	(4,456)	(473)
Total Class R-1 transactions	258	22	189	22	747	81	832	93
Class R-2
Sales*	21,519	1,875	56,047	6,011	69,119	7,299	109,111	11,485
Reinvestments of dividends and distributions	354	33	1,656	190	1,780	201	3,235	366
Repurchases*	(10,018)	(869)	(41,893)	(4,534)	(42,529)	(4,498)	(71,092)	(7,526)
Total Class R-2 transactions	11,855	1,039	15,810	1,667	28,370	3,002	41,254	4,325
Class R-3
Sales*	21,811	1,891	53,287	5,694	65,279	6,843	108,896	11,387
Reinvestments of dividends and distributions	357	33	1,652	189	1,818	204	3,648	409
Repurchases*	(10,237)	(896)	(32,425)	(3,481)	(36,534)	(3,826)	(67,141)	(7,029)
Total Class R-3 transactions	11,931	1,028	22,514	2,402	30,563	3,221	45,403	4,767
Class R-4
Sales*	10,795	927	32,009	3,398	39,147	4,064	65,604	6,799
Reinvestments of dividends and distributions	106	10	1,035	118	962	108	2,379	266
Repurchases*	(4,203)	(365)	(17,772)	(1,893)	(18,366)	(1,917)	(36,321)	(3,779)
Total Class R-4 transactions	6,698	572	15,272	1,623	21,743	2,255	31,662	3,286
Class R-5
Sales*	3,645	315	11,632	1,226	17,183	1,774	30,662	3,164
Reinvestments of dividends and distributions	135	13	491	56	552	61	1,333	148
Repurchases*	(1,337)	(115)	(7,437)	(783)	(9,429)	(962)	(24,435)	(2,546)
Total Class R-5 transactions	2,443	213	4,686	499	8,306	873	7,560	766
Class R-6
Sales*	1,888	161	10,464	1,109	10,073	1,039	17,331	1,792
Reinvestments of dividends and distributions	20	2	141	16	143	16	374	42
Repurchases*	(1,166)	(104)	(1,750)	(183)	(2,055)	(212)	(3,460)	(356)
Total Class R-6 transactions	742	59	8,855	942	8,161	843	14,245	1,478

Total net increase	$49,674	4,305	$95,089	10,142	$131,758	13,827	$195,372	20,469

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

30	American Funds Target Date Retirement Series

2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

$114,568	11,988	$155,439	16,190	$173,189	18,397	$215,804	22,960	$160,442	16,934	$117,684	12,511
7,878	885	11,869	1,323	14,135	1,602	19,465	2,192	18,505	2,051	20,838	2,318
(79,654)	(8,310)	(113,732)	(11,738)	(133,761)	(14,123)	(162,835)	(17,255)	(148,027)	(15,585)	(92,346)	(9,795)
42,792	4,563	53,576	5,775	53,563	5,876	72,434	7,897	30,920	3,400	46,176	5,034

4,643	496	8,478	905	4,487	483	6,699	733	3,571	385	2,018	214
158	18	285	32	205	23	309	35	321	36	131	15
(3,030)	(323)	(8,153)	(859)	(3,039)	(328)	(6,846)	(739)	(4,262)	(459)	(1,867)	(199)
1,771	191	610	78	1,653	178	162	29	(370)	(38)	282	30

119,912	12,731	158,043	16,651	163,451	17,610	152,374	16,431	100,451	10,736	58,051	6,211
4,154	472	6,495	732	7,170	822	8,312	946	7,621	855	5,221	586
(75,450)	(8,029)	(111,994)	(11,826)	(115,514)	(12,473)	(115,904)	(12,521)	(96,453)	(10,303)	(65,304)	(7,011)
48,616	5,174	52,544	5,557	55,107	5,959	44,782	4,856	11,619	1,288	(2,032)	(214)

122,311	12,893	160,148	16,766	189,865	20,292	214,315	22,939	145,353	15,424	81,570	8,681
4,346	491	7,210	808	8,025	915	10,681	1,208	9,974	1,112	7,175	801
(72,912)	(7,696)	(100,754)	(10,536)	(115,094)	(12,297)	(140,320)	(15,012)	(124,368)	(13,161)	(84,919)	(9,032)
53,745	5,688	66,604	7,038	82,796	8,910	84,676	9,135	30,959	3,375	3,826	450

62,554	6,512	113,724	11,764	100,441	10,585	125,848	13,355	85,576	9,050	51,296	5,462
2,364	265	4,736	529	4,645	527	7,127	803	5,301	588	4,887	544
(36,818)	(3,862)	(59,514)	(6,186)	(55,173)	(5,858)	(76,803)	(8,175)	(74,877)	(7,892)	(50,966)	(5,418)
28,100	2,915	58,946	6,107	49,913	5,254	56,172	5,983	16,000	1,746	5,217	588

32,908	3,420	39,653	4,085	40,916	4,287	53,361	5,623	69,873	7,214	21,565	2,256
1,384	155	2,644	294	1,885	213	2,954	331	1,762	194	1,895	210
(17,726)	(1,826)	(41,183)	(4,385)	(19,297)	(2,026)	(42,469)	(4,572)	(49,689)	(5,125)	(18,045)	(1,917)
16,566	1,749	1,114	(6)	23,504	2,474	13,846	1,382	21,946	2,283	5,415	549

23,185	2,410	40,259	4,168	33,377	3,530	39,416	4,172	23,929	2,500	11,157	1,180
345	39	837	93	637	72	1,007	113	647	72	746	83
(3,799)	(400)	(6,775)	(703)	(6,237)	(656)	(10,190)	(1,074)	(7,873)	(819)	(8,200)	(870)
19,731	2,049	34,321	3,558	27,777	2,946	30,233	3,211	16,703	1,753	3,703	393

$211,321	22,329	$267,715	28,107	$294,313	31,597	$302,305	32,493	$127,777	13,807	$62,587	6,830

American Funds Target Date Retirement Series	31

Financial highlights

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
American Funds 2055 Target Date Retirement Fund
Class A:
4/30/13[6,7]	$12.13	$.13	$1.46	$1.59	$(.20)	$(.09)	$(.29)	$13.43	13.37%	$59,595	.57%[8]		.37%[8]		.77%[8]		2.13%[8]
10/31/12	11.14	.18	1.13	1.31	(.16)	(.16)	(.32)	12.13	12.18	37,802	.56		.37		.78		1.59
10/31/11	11.12	.18	.06	.24	(.15)	(.07)	(.22)	11.14	2.11	19,454	.76		.39		.79		1.57
10/31/10[6,9]	10.00	.11	1.01	1.12	—	—	—	11.12	11.20	5,507	.89	[8]	.36	[8]	.78	[8]	1.37	[8]
Class R-1:
4/30/13[6,7]	11.99	.09	1.44	1.53	(.15)	(.09)	(.24)	13.28	13.00	612	1.35	[8]	1.15	[8]	1.55	[8]	1.41	[8]
10/31/12	11.05	.09	1.12	1.21	(.11)	(.16)	(.27)	11.99	11.24	358	1.29		1.12		1.53		.75
10/31/11	11.05	.09	.08	.17	(.10)	(.07)	(.17)	11.05	1.43	83	1.51		1.16		1.56		.78
10/31/10[6,9]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50	17	1.83	[8]	1.16	[8]	1.58	[8]	.58	[8]
Class R-2:
4/30/13[6,7]	11.98	.09	1.45	1.54	(.13)	(.09)	(.22)	13.30	13.05	38,802	1.28	[8]	1.08	[8]	1.48	[8]	1.45	[8]
10/31/12	11.04	.10	1.11	1.21	(.11)	(.16)	(.27)	11.98	11.30	26,862	1.29		1.10		1.51		.86
10/31/11	11.06	.09	.08	.17	(.12)	(.07)	(.19)	11.04	1.43	13,280	1.48		1.11		1.51		.79
10/31/10[6,9]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	2,466	1.68	[8]	1.11	[8]	1.53	[8]	.60	[8]
Class R-3:
4/30/13[6,7]	12.05	.11	1.45	1.56	(.16)	(.09)	(.25)	13.36	13.20	32,268	.93	[8]	.73	[8]	1.13	[8]	1.76	[8]
10/31/12	11.09	.14	1.12	1.26	(.14)	(.16)	(.30)	12.05	11.75	24,292	.92		.73		1.14		1.25
10/31/11	11.09	.13	.07	.20	(.13)	(.07)	(.20)	11.09	1.75	10,958	1.09		.74		1.14		1.13
10/31/10[6,9]	10.00	.07	1.02	1.09	—	—	—	11.09	10.90	3,126	1.45	[8]	.74	[8]	1.16	[8]	0.95	[8]
Class R-4:
4/30/13[6,7]	12.13	.13	1.46	1.59	(.20)	(.09)	(.29)	13.43	13.39	16,443	.61	[8]	.41	[8]	.81	[8]	2.10	[8]
10/31/12	11.14	.17	1.14	1.31	(.16)	(.16)	(.32)	12.13	12.16	10,368	.58		.39		.80		1.45
10/31/11	11.11	.16	.09	.25	(.15)	(.07)	(.22)	11.14	2.14	3,155	.77		.42		.82		1.45
10/31/10[6,9]	10.00	.11	1.00	1.11	—	—	—	11.11	11.10	873	.89	[8]	.42	[8]	.84	[8]	1.48	[8]
Class R-5:
4/30/13[6,7]	12.18	.15	1.47	1.62	(.22)	(.09)	(.31)	13.49	13.63	10,467	.30	[8]	.10	[8]	.50	[8]	2.43	[8]
10/31/12	11.18	.22	1.12	1.34	(.18)	(.16)	(.34)	12.18	12.45	7,080	.30		.10		.51		1.90
10/31/11	11.14	.22	.05	.27	(.16)	(.07)	(.23)	11.18	2.38	4,117	.51		.11		.51		1.93
10/31/10[6,9]	10.00	.15	.99	1.14	—	—	—	11.14	11.40	2,311	.45	[8]	.12	[8]	.54	[8]	1.93	[8]
Class R-6:
4/30/13[6,7]	12.19	.14	1.49	1.63	(.23)	(.09)	(.32)	13.50	13.66	3,676	.26	[8]	.06	[8]	.46	[8]	2.21	[8]
10/31/12	11.19	.20	1.15	1.35	(.19)	(.16)	(.35)	12.19	12.48	1,799	.24		.06		.47		1.69
10/31/11	11.14	.14	.15	.29	(.17)	(.07)	(.24)	11.19	2.50	992	.24		.06		.46		1.26
10/31/10[6,9]	10.00	.13	1.01	1.14	—	—	—	11.14	11.40	107	.62	[8]	.07	[8]	.49	[8]	1.66	[8]

See page 42 for footnotes.

32	American Funds Target Date Retirement Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
American Funds 2050 Target Date Retirement Fund
Class A:
4/30/13[6,7]	$9.92	$.11	$1.19	$1.30	$(.17)	$(.07)	$(.24)	$10.98	13.43%	$264,173	.49%[8]		.39%[8]		.79%[8]		2.18%[8]
10/31/12	9.04	.16	.91	1.07	(.16)	(.03)	(.19)	9.92	12.13	214,647	.48		.38		.79		1.67
10/31/11	9.13	.16	.05	.21	(.17)	(.13)	(.30)	9.04	2.18	168,621	.49		.39		.79		1.75
10/31/10	8.08	.15	1.12	1.27	(.15)	(.07)	(.22)	9.13	15.86	132,836	.49		.39		.81		1.71
10/31/09	7.14	.16	1.12	1.28	(.14)	(.20)	(.34)	8.08	19.33	83,597	.47		.30		.75		2.34
10/31/08	11.42	.20	(4.33)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.61)	38,350	.44		.25		.67		2.07
Class R-1:
4/30/13[6,7]	9.75	.07	1.17	1.24	(.09)	(.07)	(.16)	10.83	12.88	4,173	1.27	[8]	1.17	[8]	1.57	[8]	1.29	[8]
10/31/12	8.88	.08	.91	.99	(.09)	(.03)	(.12)	9.75	11.36	3,554	1.26		1.16		1.57		.89
10/31/11	9.00	.09	.03	.12	(.11)	(.13)	(.24)	8.88	1.39	3,052	1.28		1.13		1.53		1.02
10/31/10	7.97	.09	1.10	1.19	(.09)	(.07)	(.16)	9.00	15.00	2,653	1.32		1.13		1.55		1.02
10/31/09	7.08	.11	1.10	1.21	(.12)	(.20)	(.32)	7.97	18.28	1,994	1.47		1.09		1.54		1.66
10/31/08	11.36	.09	(4.26)	(4.17)	(.10)	(.01)	(.11)	7.08	(37.07)	928	1.53		1.04		1.46		.95
Class R-2:
4/30/13[6,7]	9.76	.08	1.17	1.25	(.11)	(.07)	(.18)	10.83	13.04	176,082	1.17	[8]	1.07	[8]	1.47	[8]	1.51	[8]
10/31/12	8.90	.09	.90	.99	(.10)	(.03)	(.13)	9.76	11.29	144,578	1.19		1.09		1.50		.96
10/31/11	9.00	.10	.04	.14	(.11)	(.13)	(.24)	8.90	1.51	116,947	1.19		1.09		1.49		1.05
10/31/10	7.98	.08	1.11	1.19	(.10)	(.07)	(.17)	9.00	15.03	94,183	1.24		1.11		1.53		.99
10/31/09	7.06	.10	1.12	1.22	(.10)	(.20)	(.30)	7.98	18.37	60,068	1.58		1.11		1.56		1.47
10/31/08	11.36	.11	(4.29)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.15)	24,657	1.52		1.08		1.50		1.18
Class R-3:
4/30/13[6,7]	9.84	.09	1.19	1.28	(.15)	(.07)	(.22)	10.90	13.22	151,056	.82	[8]	.72	[8]	1.12	[8]	1.86	[8]
10/31/12	8.97	.12	.91	1.03	(.13)	(.03)	(.16)	9.84	11.75	121,222	.81		.71		1.12		1.32
10/31/11	9.06	.13	.04	.17	(.13)	(.13)	(.26)	8.97	1.86	88,952	.82		.72		1.12		1.43
10/31/10	8.02	.12	1.11	1.23	(.12)	(.07)	(.19)	9.06	15.53	71,732	.84		.72		1.14		1.38
10/31/09	7.10	.14	1.11	1.25	(.13)	(.20)	(.33)	8.02	18.81	57,379	.96		.68		1.13		1.93
10/31/08	11.40	.14	(4.30)	(4.16)	(.13)	(.01)	(.14)	7.10	(36.90)	24,154	.94		.65		1.07		1.51
Class R-4:
4/30/13[6,7]	9.91	.11	1.20	1.31	(.18)	(.07)	(.25)	10.97	13.46	91,118	.49	[8]	.39	[8]	.79	[8]	2.14	[8]
10/31/12	9.03	.16	.91	1.07	(.16)	(.03)	(.19)	9.91	12.15	67,836	.48		.38		.79		1.65
10/31/11	9.13	.16	.04	.20	(.17)	(.13)	(.30)	9.03	2.09	47,162	.50		.40		.80		1.70
10/31/10	8.07	.14	1.13	1.27	(.14)	(.07)	(.21)	9.13	15.97	33,539	.50		.39		.81		1.68
10/31/09	7.14	.15	1.12	1.27	(.14)	(.20)	(.34)	8.07	19.15	18,598	.57		.35		.80		2.20
10/31/08	11.43	.18	(4.31)	(4.13)	(.15)	(.01)	(.16)	7.14	(36.64)	7,121	.56		.30		.72		1.87
Class R-5:
4/30/13[6,7]	9.98	.13	1.19	1.32	(.20)	(.07)	(.27)	11.03	13.56	32,994	.19	[8]	.09	[8]	.49	[8]	2.46	[8]
10/31/12	9.09	.18	.92	1.10	(.18)	(.03)	(.21)	9.98	12.50	27,059	.19		.09		.50		1.94
10/31/11	9.18	.19	.04	.23	(.19)	(.13)	(.32)	9.09	2.43	20,117	.19		.09		.49		2.00
10/31/10	8.11	.17	1.13	1.30	(.16)	(.07)	(.23)	9.18	16.25	12,021	.20		.09		.51		2.05
10/31/09	7.17	.17	1.13	1.30	(.16)	(.20)	(.36)	8.11	19.50	8,656	.25		.05		.50		2.42
10/31/08	11.45	.22	(4.33)	(4.11)	(.16)	(.01)	(.17)	7.17	(36.43)	2,712	.26		.02		.44		2.27
Class R-6:
4/30/13[6,7]	9.96	.12	1.20	1.32	(.21)	(.07)	(.28)	11.00	13.53	25,198	.15	[8]	.05	[8]	.45	[8]	2.42	[8]
10/31/12	9.07	.17	.94	1.11	(.19)	(.03)	(.22)	9.96	12.57	14,317	.14		.04		.45		1.82
10/31/11	9.16	.19	.04	.23	(.19)	(.13)	(.32)	9.07	2.48	4,504	.14		.04		.44		2.04
10/31/10	8.08	.15	1.16	1.31	(.16)	(.07)	(.23)	9.16	16.37	3,679	.14		.04		.46		1.77
10/31/09[6,10]	7.00	.04	1.04	1.08	—	—	—	8.08	15.43	376	.08		.01		.46		.50

American Funds Target Date Retirement Series	33

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
American Funds 2045 Target Date Retirement Fund
Class A:
4/30/13[6,7]	$10.11	$.11	$1.22	$1.33	$(.18)	$(.08)	$(.26)	$11.18	13.44%	$264,737	.49%[8]		.39%[8]		.79%[8]		2.18%[8]
10/31/12	9.21	.16	.93	1.09	(.16)	(.03)	(.19)	10.11	12.07	208,380	.48		.38		.79		1.66
10/31/11	9.27	.16	.04	.20	(.16)	(.10)	(.26)	9.21	2.15	157,029	.49		.39		.79		1.74
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.92	113,675	.49		.39		.81		1.71
10/31/09	7.15	.16	1.14	1.30	(.14)	(.15)	(.29)	8.16	19.28	68,878	.48		.31		.76		2.26
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	— [11]	(.14)	7.15	(36.60)	28,693	.46		.26		.68		1.94
Class R-1:
4/30/13[6,7]	9.95	.08	1.18	1.26	(.09)	(.08)	(.17)	11.04	12.94	5,430	1.28	[8]	1.18	[8]	1.58	[8]	1.46	[8]
10/31/12	9.07	.08	.93	1.01	(.10)	(.03)	(.13)	9.95	11.24	5,200	1.26		1.16		1.57		.89
10/31/11	9.13	.09	.05	.14	(.10)	(.10)	(.20)	9.07	1.46	4,011	1.29		1.14		1.54		.99
10/31/10	8.07	.09	1.11	1.20	(.11)	(.03)	(.14)	9.13	15.05	3,407	1.31		1.13		1.55		1.01
10/31/09	7.08	.09	1.14	1.23	(.09)	(.15)	(.24)	8.07	18.33	2,037	1.50		1.10		1.55		1.29
10/31/08	11.36	.11	(4.29)	(4.18)	(.10)	— [11]	(.10)	7.08	(37.10)	562	1.54		1.03		1.45		1.13
Class R-2:
4/30/13[6,7]	9.93	.08	1.18	1.26	(.11)	(.08)	(.19)	11.00	12.97	203,048	1.17	[8]	1.07	[8]	1.47	[8]	1.50	[8]
10/31/12	9.05	.09	.92	1.01	(.10)	(.03)	(.13)	9.93	11.32	163,820	1.18		1.08		1.49		.96
10/31/11	9.12	.10	.04	.14	(.11)	(.10)	(.21)	9.05	1.50	122,118	1.19		1.09		1.49		1.04
10/31/10	8.05	.08	1.12	1.20	(.10)	(.03)	(.13)	9.12	15.02	94,602	1.24		1.11		1.53		.98
10/31/09	7.07	.10	1.13	1.23	(.10)	(.15)	(.25)	8.05	18.39	55,895	1.63		1.11		1.56		1.44
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	— [11]	(.11)	7.07	(37.14)	20,523	1.74		1.08		1.50		1.03
Class R-3:
4/30/13[6,7]	10.03	.10	1.20	1.30	(.15)	(.08)	(.23)	11.10	13.22	185,733	.81	[8]	.71	[8]	1.11	[8]	1.84	[8]
10/31/12	9.13	.13	.93	1.06	(.13)	(.03)	(.16)	10.03	11.83	143,406	.81		.71		1.12		1.31
10/31/11	9.20	.13	.04	.17	(.14)	(.10)	(.24)	9.13	1.76	101,208	.82		.72		1.12		1.41
10/31/10	8.11	.12	1.12	1.24	(.12)	(.03)	(.15)	9.20	15.48	75,383	.84		.72		1.14		1.39
10/31/09	7.11	.13	1.14	1.27	(.12)	(.15)	(.27)	8.11	18.90	52,582	.98		.68		1.13		1.89
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	— [11]	(.13)	7.11	(36.87)	20,938	.99		.65		1.07		1.57
Class R-4:
4/30/13[6,7]	10.11	.11	1.21	1.32	(.18)	(.08)	(.26)	11.17	13.36	94,211	.49	[8]	.39	[8]	.79	[8]	2.16	[8]
10/31/12	9.20	.16	.94	1.10	(.16)	(.03)	(.19)	10.11	12.20	71,907	.48		.38		.79		1.63
10/31/11	9.27	.16	.03	.19	(.16)	(.10)	(.26)	9.20	2.05	44,726	.50		.40		.80		1.70
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.89	30,605	.50		.39		.81		1.69
10/31/09	7.14	.16	1.15	1.31	(.14)	(.15)	(.29)	8.16	19.42	17,458	.56		.33		.78		2.19
10/31/08	11.43	.16	(4.31)	(4.15)	(.14)	— [11]	(.14)	7.14	(36.72)	6,394	.59		.32		.74		1.71
Class R-5:
4/30/13[6,7]	10.18	.13	1.22	1.35	(.20)	(.08)	(.28)	11.25	13.65	44,521	.19	[8]	.09	[8]	.49	[8]	2.45	[8]
10/31/12	9.27	.19	.93	1.12	(.18)	(.03)	(.21)	10.18	12.41	34,351	.18		.08		.49		1.92
10/31/11	9.32	.19	.05	.24	(.19)	(.10)	(.29)	9.27	2.49	23,175	.19		.09		.49		1.98
10/31/10	8.20	.18	1.13	1.31	(.16)	(.03)	(.19)	9.32	16.17	15,802	.20		.09		.51		2.08
10/31/09	7.17	.18	1.15	1.33	(.15)	(.15)	(.30)	8.20	19.77	12,154	.24		.05		.50		2.47
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	— [11]	(.15)	7.17	(36.51)	4,668	.24		.02		.44		2.12
Class R-6:
4/30/13[6,7]	10.15	.13	1.22	1.35	(.21)	(.08)	(.29)	11.21	13.63	24,130	.15	[8]	.05	[8]	.45	[8]	2.41	[8]
10/31/12	9.24	.18	.95	1.13	(.19)	(.03)	(.22)	10.15	12.49	14,811	.14		.04		.45		1.82
10/31/11	9.29	.20	.04	.24	(.19)	(.10)	(.29)	9.24	2.55	5,696	.15		.05		.45		2.05
10/31/10	8.17	.14	1.17	1.31	(.16)	(.03)	(.19)	9.29	16.18	4,814	.13		.04		.46		1.60
10/31/09[6,10]	7.07	.02	1.08	1.10	—	—	—	8.17	15.56	50	.14		.01		.46		.20

See page 42 for footnotes.

34	American Funds Target Date Retirement Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
American Funds 2040 Target Date Retirement Fund
Class A:
4/30/13[6,7]	$10.12	$.12	$1.22	$1.34	$(.18)	$(.08)	$(.26)	$11.20	13.46%	$483,344	.48%[8]		.38%[8]		.78%[8]		2.20%[8]
10/31/12	9.23	.16	.92	1.08	(.16)	(.03)	(.19)	10.12	12.05	396,860	.47		.37		.78		1.68
10/31/11	9.23	.17	.03	.20	(.16)	(.04)	(.20)	9.23	2.15	308,636	.47		.37		.77		1.76
10/31/10	8.13	.15	1.14	1.29	(.15)	(.04)	(.19)	9.23	15.94	237,418	.48		.38		.80		1.71
10/31/09	7.14	.17	1.14	1.31	(.15)	(.17)	(.32)	8.13	19.44	142,457	.45		.30		.75		2.32
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.65)	64,679	.42		.26		.68		1.99
Class R-1:
4/30/13[6,7]	9.94	.08	1.20	1.28	(.10)	(.08)	(.18)	11.04	12.98	11,653	1.27	[8]	1.17	[8]	1.57	[8]	1.47	[8]
10/31/12	9.07	.09	.91	1.00	(.10)	(.03)	(.13)	9.94	11.25	10,580	1.25		1.15		1.56		.92
10/31/11	9.08	.09	.04	.13	(.10)	(.04)	(.14)	9.07	1.40	8,811	1.28		1.13		1.53		.98
10/31/10	8.02	.08	1.12	1.20	(.10)	(.04)	(.14)	9.08	15.04	7,287	1.31		1.12		1.54		.96
10/31/09	7.07	.11	1.12	1.23	(.11)	(.17)	(.28)	8.02	18.38	4,044	1.40		1.09		1.54		1.54
10/31/08	11.36	.11	(4.28)	(4.17)	(.11)	(.01)	(.12)	7.07	(37.12)	1,565	1.39		1.03		1.45		1.12
Class R-2:
4/30/13[6,7]	9.95	.08	1.19	1.27	(.11)	(.08)	(.19)	11.03	12.97	337,978	1.16	[8]	1.06	[8]	1.46	[8]	1.53	[8]
10/31/12	9.07	.09	.92	1.01	(.10)	(.03)	(.13)	9.95	11.37	279,898	1.17		1.07		1.48		.97
10/31/11	9.09	.10	.03	.13	(.11)	(.04)	(.15)	9.07	1.48	216,000	1.18		1.08		1.48		1.07
10/31/10	8.02	.08	1.13	1.21	(.10)	(.04)	(.14)	9.09	15.01	174,516	1.21		1.11		1.53		.99
10/31/09	7.06	.10	1.13	1.23	(.10)	(.17)	(.27)	8.02	18.45	110,125	1.41		1.11		1.56		1.46
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.17)	44,147	1.41		1.08		1.50		1.06
Class R-3:
4/30/13[6,7]	10.05	.10	1.21	1.31	(.15)	(.08)	(.23)	11.13	13.22	311,301	.80	[8]	.70	[8]	1.10	[8]	1.90	[8]
10/31/12	9.16	.13	.92	1.05	(.13)	(.03)	(.16)	10.05	11.78	262,484	.80		.70		1.11		1.34
10/31/11	9.17	.13	.04	.17	(.14)	(.04)	(.18)	9.16	1.76	195,629	.81		.71		1.11		1.44
10/31/10	8.08	.12	1.13	1.25	(.12)	(.04)	(.16)	9.17	15.58	155,028	.82		.72		1.14		1.39
10/31/09	7.11	.14	1.12	1.26	(.12)	(.17)	(.29)	8.08	18.81	106,089	.89		.68		1.13		1.93
10/31/08	11.40	.14	(4.29)	(4.15)	(.13)	(.01)	(.14)	7.11	(36.85)	52,383	.85		.65		1.07		1.48
Class R-4:
4/30/13[6,7]	10.12	.11	1.22	1.33	(.18)	(.08)	(.26)	11.19	13.38	191,940	.48	[8]	.38	[8]	.78	[8]	2.20	[8]
10/31/12	9.22	.16	.93	1.09	(.16)	(.03)	(.19)	10.12	12.17	152,850	.47		.37		.78		1.66
10/31/11	9.22	.17	.04	.21	(.17)	(.04)	(.21)	9.22	2.16	109,018	.48		.38		.78		1.75
10/31/10	8.12	.14	1.15	1.29	(.15)	(.04)	(.19)	9.22	15.94	84,031	.49		.38		.80		1.69
10/31/09	7.14	.16	1.13	1.29	(.14)	(.17)	(.31)	8.12	19.27	45,065	.53		.35		.80		2.18
10/31/08	11.43	.18	(4.32)	(4.14)	(.14)	(.01)	(.15)	7.14	(36.69)	15,292	.51		.30		.72		1.91
Class R-5:
4/30/13[6,7]	10.19	.13	1.23	1.36	(.21)	(.08)	(.29)	11.26	13.57	88,549	.17	[8]	.07	[8]	.47	[8]	2.47	[8]
10/31/12	9.28	.19	.94	1.13	(.19)	(.03)	(.22)	10.19	12.52	69,397	.18		.08		.49		1.98
10/31/11	9.28	.19	.04	.23	(.19)	(.04)	(.23)	9.28	2.38	56,123	.18		.08		.48		2.04
10/31/10	8.16	.17	1.15	1.32	(.16)	(.04)	(.20)	9.28	16.33	41,033	.20		.09		.51		1.99
10/31/09	7.17	.18	1.14	1.32	(.16)	(.17)	(.33)	8.16	19.61	24,830	.22		.05		.50		2.51
10/31/08	11.45	.20	(4.32)	(4.12)	(.15)	(.01)	(.16)	7.17	(36.47)	10,341	.19		.02		.44		2.13
Class R-6:
4/30/13[6,7]	10.16	.13	1.23	1.36	(.21)	(.08)	(.29)	11.23	13.66	57,401	.13	[8]	.03	[8]	.43	[8]	2.38	[8]
10/31/12	9.26	.18	.94	1.12	(.19)	(.03)	(.22)	10.16	12.48	31,058	.13		.03		.44		1.88
10/31/11	9.25	.20	.04	.24	(.19)	(.04)	(.23)	9.26	2.54	14,616	.13		.03		.43		2.09
10/31/10	8.13	.16	1.16	1.32	(.16)	(.04)	(.20)	9.25	16.32	10,012	.14		.04		.46		1.82
10/31/09[6,12]	7.62	.03	.48	.51	—	—	—	8.13	6.69	2,179	.05		.01		.46		.41

American Funds Target Date Retirement Series	35

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
American Funds 2035 Target Date Retirement Fund
Class A:
4/30/13[6,7]	$10.05	$.12	$1.18	$1.30	$(.18)	$(.09)	$(.27)	$11.08	13.30%	$528,654	.48%[8]		.38%[8]		.78%[8]		2.26%[8]
10/31/12	9.17	.17	.91	1.08	(.17)	(.03)	(.20)	10.05	12.08	436,995	.47		.37		.77		1.75
10/31/11	9.20	.17	.03	.20	(.17)	(.06)	(.23)	9.17	2.25	356,943	.47		.37		.77		1.85
10/31/10	8.11	.15	1.13	1.28	(.15)	(.04)	(.19)	9.20	15.83	287,023	.49		.38		.80		1.79
10/31/09	7.15	.17	1.12	1.29	(.15)	(.18)	(.33)	8.11	19.33	186,064	.44		.30		.75		2.37
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	— [11]	(.14)	7.15	(36.58)	94,123	.40		.24		.66		2.01
Class R-1:
4/30/13[6,7]	9.85	.08	1.15	1.23	(.11)	(.09)	(.20)	10.88	12.78	14,543	1.27	[8]	1.17	[8]	1.57	[8]	1.52	[8]
10/31/12	9.00	.09	.90	.99	(.11)	(.03)	(.14)	9.85	11.21	12,657	1.25		1.14		1.54		.97
10/31/11	9.04	.10	.04	.14	(.12)	(.06)	(.18)	9.00	1.50	9,846	1.27		1.12		1.52		1.10
10/31/10	8.01	.09	1.10	1.19	(.12)	(.04)	(.16)	9.04	14.92	7,388	1.30		1.12		1.54		1.05
10/31/09	7.07	.11	1.12	1.23	(.11)	(.18)	(.29)	8.01	18.45	3,805	1.36		1.07		1.52		1.49
10/31/08	11.36	.12	(4.29)	(4.17)	(.12)	— [11]	(.12)	7.07	(37.07)	1,385	1.39		1.03		1.45		1.23
Class R-2:
4/30/13[6,7]	9.88	.08	1.17	1.25	(.12)	(.09)	(.21)	10.92	12.92	406,459	1.16	[8]	1.06	[8]	1.46	[8]	1.59	[8]
10/31/12	9.02	.10	.90	1.00	(.11)	(.03)	(.14)	9.88	11.29	336,285	1.17		1.07		1.47		1.04
10/31/11	9.06	.11	.03	.14	(.12)	(.06)	(.18)	9.02	1.46	260,379	1.18		1.08		1.48		1.16
10/31/10	8.01	.09	1.10	1.19	(.10)	(.04)	(.14)	9.06	15.01	216,478	1.21		1.10		1.52		1.07
10/31/09	7.07	.11	1.11	1.22	(.10)	(.18)	(.28)	8.01	18.42	139,134	1.33		1.11		1.56		1.51
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	— [11]	(.11)	7.07	(37.10)	58,095	1.30		1.08		1.50		1.08
Class R-3:
4/30/13[6,7]	9.97	.10	1.18	1.28	(.16)	(.09)	(.25)	11.00	13.09	374,013	.79	[8]	.69	[8]	1.09	[8]	1.96	[8]
10/31/12	9.11	.13	.90	1.03	(.14)	(.03)	(.17)	9.97	11.59	302,167	.80		.70		1.10		1.40
10/31/11	9.14	.14	.04	.18	(.15)	(.06)	(.21)	9.11	1.98	224,057	.81		.71		1.11		1.51
10/31/10	8.06	.13	1.12	1.25	(.13)	(.04)	(.17)	9.14	15.48	173,728	.82		.71		1.13		1.48
10/31/09	7.11	.14	1.12	1.26	(.13)	(.18)	(.31)	8.06	18.85	123,546	.86		.68		1.13		1.97
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	— [11]	(.13)	7.11	(36.86)	58,657	.83		.65		1.07		1.57
Class R-4:
4/30/13[6,7]	10.04	.12	1.19	1.31	(.19)	(.09)	(.28)	11.07	13.35	196,237	.48	[8]	.38	[8]	.78	[8]	2.23	[8]
10/31/12	9.17	.17	.90	1.07	(.17)	(.03)	(.20)	10.04	11.97	144,120	.47		.37		.77		1.73
10/31/11	9.19	.17	.04	.21	(.17)	(.06)	(.23)	9.17	2.26	104,803	.48		.38		.78		1.83
10/31/10	8.11	.15	1.12	1.27	(.15)	(.04)	(.19)	9.19	15.79	81,769	.49		.38		.80		1.77
10/31/09	7.14	.16	1.14	1.30	(.15)	(.18)	(.33)	8.11	19.45	46,878	.52		.35		.80		2.29
10/31/08	11.43	.18	(4.33)	(4.15)	(.14)	— [11]	(.14)	7.14	(36.70)	20,881	.50		.31		.73		1.85
Class R-5:
4/30/13[6,7]	10.11	.13	1.19	1.32	(.21)	(.09)	(.30)	11.13	13.43	101,826	.17	[8]	.07	[8]	.47	[8]	2.52	[8]
10/31/12	9.23	.19	.91	1.10	(.19)	(.03)	(.22)	10.11	12.33	77,847	.17		.07		.47		2.01
10/31/11	9.25	.20	.03	.23	(.19)	(.06)	(.25)	9.23	2.60	54,885	.18		.08		.48		2.08
10/31/10	8.15	.18	1.13	1.31	(.17)	(.04)	(.21)	9.25	16.08	39,971	.19		.09		.51		2.12
10/31/09	7.17	.18	1.14	1.32	(.16)	(.18)	(.34)	8.15	19.80	29,859	.20		.05		.50		2.54
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	— [11]	(.15)	7.17	(36.49)	12,289	.18		.02		.44		2.16
Class R-6:
4/30/13[6,7]	10.08	.13	1.20	1.33	(.22)	(.09)	(.31)	11.10	13.52	58,502	.13	[8]	.03	[8]	.43	[8]	2.48	[8]
10/31/12	9.20	.18	.93	1.11	(.20)	(.03)	(.23)	10.08	12.41	35,210	.13		.03		.43		1.88
10/31/11	9.22	.21	.03	.24	(.20)	(.06)	(.26)	9.20	2.54	13,278	.13		.03		.43		2.17
10/31/10	8.12	.14	1.16	1.30	(.16)	(.04)	(.20)	9.22	16.35	9,411	.13		.03		.45		1.65
10/31/09[6,10]	7.03	.03	1.06	1.09	—	—	—	8.12	15.36	29	.22		.01		.46		.32

See page 42 for footnotes.

36	American Funds Target Date Retirement Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
American Funds 2030 Target Date Retirement Fund
Class A:
4/30/13[6,7]	$10.12	$.12	$1.17	$1.29	$(.19)	$(.11)	$(.30)	$11.11	13.09%	$722,404	.47%[8]		.37%[8]		.77%[8]		2.29%[8]
10/31/12	9.25	.17	.92	1.09	(.17)	(.05)	(.22)	10.12	12.07	598,064	.47		.37		.77		1.78
10/31/11	9.21	.18	.04	.22	(.17)	(.01)	(.18)	9.25	2.44	493,241	.48		.38		.78		1.88
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.92	407,921	.48		.38		.79		1.83
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.24	268,081	.44		.30		.75		2.45
10/31/08	11.39	.20	(4.29)	(4.09)	(.14)	— [11]	(.14)	7.16	(36.30)	130,458	.41		.26		.67		2.10
Class R-1:
4/30/13[6,7]	9.97	.08	1.15	1.23	(.10)	(.11)	(.21)	10.99	12.66	21,948	1.25	[8]	1.15	[8]	1.55	[8]	1.57	[8]
10/31/12	9.12	.10	.91	1.01	(.11)	(.05)	(.16)	9.97	11.19	19,127	1.24		1.14		1.54		1.01
10/31/11	9.10	.11	.04	.15	(.12)	(.01)	(.13)	9.12	1.77	16,778	1.26		1.11		1.51		1.14
10/31/10	8.04	.09	1.12	1.21	(.11)	(.04)	(.15)	9.10	15.00	13,844	1.28		1.10		1.51		1.09
10/31/09	7.10	.11	1.12	1.23	(.11)	(.18)	(.29)	8.04	18.25	8,741	1.31		1.07		1.52		1.57
10/31/08	11.33	.13	(4.26)	(4.13)	(.10)	— [11]	(.10)	7.10	(36.74)	3,384	1.27		1.02		1.43		1.36
Class R-2:
4/30/13[6,7]	9.95	.08	1.15	1.23	(.12)	(.11)	(.23)	10.95	12.70	550,603	1.16	[8]	1.06	[8]	1.46	[8]	1.62	[8]
10/31/12	9.10	.10	.91	1.01	(.11)	(.05)	(.16)	9.95	11.28	460,507	1.17		1.07		1.47		1.08
10/31/11	9.07	.11	.05	.16	(.12)	(.01)	(.13)	9.10	1.79	370,589	1.17		1.07		1.47		1.19
10/31/10	8.02	.09	1.11	1.20	(.11)	(.04)	(.15)	9.07	14.98	308,636	1.19		1.09		1.50		1.12
10/31/09	7.08	.11	1.12	1.23	(.11)	(.18)	(.29)	8.02	18.38	197,529	1.28		1.11		1.56		1.57
10/31/08	11.33	.11	(4.24)	(4.13)	(.12)	— [11]	(.12)	7.08	(36.84)	81,500	1.24		1.08		1.49		1.15
Class R-3:
4/30/13[6,7]	10.04	.10	1.17	1.27	(.16)	(.11)	(.27)	11.04	12.97	546,391	.79	[8]	.69	[8]	1.09	[8]	1.99	[8]
10/31/12	9.18	.14	.91	1.05	(.14)	(.05)	(.19)	10.04	11.68	450,376	.79		.69		1.09		1.43
10/31/11	9.15	.15	.04	.19	(.15)	(.01)	(.16)	9.18	2.07	347,121	.80		.70		1.10		1.55
10/31/10	8.07	.13	1.12	1.25	(.13)	(.04)	(.17)	9.15	15.58	287,041	.82		.71		1.12		1.50
10/31/09	7.12	.14	1.12	1.26	(.13)	(.18)	(.31)	8.07	18.80	197,536	.84		.68		1.13		2.04
10/31/08	11.37	.16	(4.27)	(4.11)	(.14)	— [11]	(.14)	7.12	(36.58)	96,539	.80		.65		1.06		1.63
Class R-4:
4/30/13[6,7]	10.11	.12	1.17	1.29	(.19)	(.11)	(.30)	11.10	13.13	352,506	.47	[8]	.37	[8]	.77	[8]	2.28	[8]
10/31/12	9.24	.17	.92	1.09	(.17)	(.05)	(.22)	10.11	12.10	276,224	.47		.37		.77		1.75
10/31/11	9.21	.18	.04	.22	(.18)	(.01)	(.19)	9.24	2.34	196,059	.48		.38		.78		1.86
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.90	148,399	.49		.38		.79		1.82
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.18	91,883	.50		.35		.80		2.33
10/31/08	11.40	.19	(4.28)	(4.09)	(.15)	— [11]	(.15)	7.16	(36.34)	37,796	.48		.31		.72		2.00
Class R-5:
4/30/13[6,7]	10.18	.13	1.19	1.32	(.22)	(.11)	(.33)	11.17	13.33	128,634	.16	[8]	.06	[8]	.46	[8]	2.58	[8]
10/31/12	9.30	.21	.92	1.13	(.20)	(.05)	(.25)	10.18	12.44	108,966	.17		.07		.47		2.16
10/31/11	9.26	.21	.04	.25	(.20)	(.01)	(.21)	9.30	2.69	99,636	.17		.07		.47		2.18
10/31/10	8.16	.17	1.14	1.31	(.17)	(.04)	(.21)	9.26	16.18	74,589	.19		.08		.49		2.03
10/31/09	7.19	.19	1.13	1.32	(.17)	(.18)	(.35)	8.16	19.57	36,913	.20		.05		.50		2.66
10/31/08	11.42	.21	(4.28)	(4.07)	(.16)	— [11]	(.16)	7.19	(36.13)	17,570	.18		.02		.43		2.20
Class R-6:
4/30/13[6,7]	10.15	.13	1.18	1.31	(.22)	(.11)	(.33)	11.13	13.31	109,944	.13	[8]	.03	[8]	.43	[8]	2.53	[8]
10/31/12	9.28	.19	.93	1.12	(.20)	(.05)	(.25)	10.15	12.41	68,191	.13		.03		.43		1.97
10/31/11	9.23	.21	.05	.26	(.20)	(.01)	(.21)	9.28	2.85	29,319	.12		.02		.42		2.18
10/31/10	8.13	.17	1.13	1.30	(.16)	(.04)	(.20)	9.23	16.17	19,766	.14		.03		.44		2.04
10/31/09[6,10]	7.05	.04	1.04	1.08	—	—	—	8.13	15.32	5,207	.05		.01		.46		.51

American Funds Target Date Retirement Series	37

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
American Funds 2025 Target Date Retirement Fund
Class A:
4/30/13[6,7]	$9.89	$.11	$1.08	$1.19	$(.19)	$(.09)	$(.28)	$10.80	12.30%	$793,394	.48%[8]		.38%[8]		.76%[8]		2.22%[8]
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.65	658,118	.47		.37		.76		1.80
10/31/11	9.09	.18	.06	.24	(.18)	(.06)	(.24)	9.09	2.79	551,679	.47		.37		.76		1.94
10/31/10	8.07	.16	1.06	1.22	(.16)	(.04)	(.20)	9.09	15.22	452,498	.48		.38		.78		1.93
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.36	295,939	.45		.30		.73		2.55
10/31/08	11.37	.21	(4.24)	(4.03)	(.14)	— [11]	(.14)	7.20	(35.82)	163,525	.40		.25		.66		2.19
Class R-1:
4/30/13[6,7]	9.74	.07	1.07	1.14	(.12)	(.09)	(.21)	10.67	11.91	16,180	1.26	[8]	1.16	[8]	1.54	[8]	1.48	[8]
10/31/12	8.96	.09	.85	.94	(.11)	(.05)	(.16)	9.74	10.75	13,883	1.25		1.14		1.53		1.01
10/31/11	8.97	.11	.07	.18	(.13)	(.06)	(.19)	8.96	2.09	11,177	1.27		1.12		1.51		1.20
10/31/10	7.99	.10	1.04	1.14	(.12)	(.04)	(.16)	8.97	14.35	9,379	1.30		1.12		1.52		1.20
10/31/09	7.13	.12	1.05	1.17	(.11)	(.20)	(.31)	7.99	17.48	5,039	1.32		1.08		1.51		1.68
10/31/08	11.31	.13	(4.20)	(4.07)	(.11)	— [11]	(.11)	7.13	(36.32)	2,127	1.29		1.02		1.43		1.38
Class R-2:
4/30/13[6,7]	9.72	.08	1.06	1.14	(.13)	(.09)	(.22)	10.64	11.92	558,801	1.15	[8]	1.05	[8]	1.43	[8]	1.57	[8]
10/31/12	8.94	.10	.85	.95	(.12)	(.05)	(.17)	9.72	10.85	462,775	1.17		1.07		1.46		1.10
10/31/11	8.95	.11	.07	.18	(.13)	(.06)	(.19)	8.94	2.00	372,438	1.17		1.07		1.46		1.25
10/31/10	7.97	.10	1.03	1.13	(.11)	(.04)	(.15)	8.95	14.41	310,827	1.20		1.09		1.49		1.22
10/31/09	7.12	.12	1.05	1.17	(.12)	(.20)	(.32)	7.97	17.48	204,244	1.24		1.10		1.53		1.70
10/31/08	11.31	.12	(4.19)	(4.07)	(.12)	— [11]	(.12)	7.12	(36.34)	91,210	1.21		1.06		1.47		1.24
Class R-3:
4/30/13[6,7]	9.81	.10	1.07	1.17	(.16)	(.09)	(.25)	10.73	12.20	565,598	.79	[8]	.69	[8]	1.07	[8]	1.93	[8]
10/31/12	9.03	.14	.84	.98	(.15)	(.05)	(.20)	9.81	11.16	464,713	.80		.70		1.09		1.45
10/31/11	9.02	.15	.08	.23	(.16)	(.06)	(.22)	9.03	2.52	347,012	.80		.70		1.09		1.61
10/31/10	8.02	.14	1.04	1.18	(.14)	(.04)	(.18)	9.02	14.87	283,026	.82		.71		1.11		1.62
10/31/09	7.16	.15	1.05	1.20	(.14)	(.20)	(.34)	8.02	17.91	204,594	.83		.69		1.12		2.15
10/31/08	11.35	.17	(4.22)	(4.05)	(.14)	— [11]	(.14)	7.16	(36.10)	105,548	.79		.64		1.05		1.75
Class R-4:
4/30/13[6,7]	9.89	.11	1.07	1.18	(.19)	(.09)	(.28)	10.79	12.25	314,252	.47	[8]	.37	[8]	.75	[8]	2.24	[8]
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.66	246,502	.47		.37		.76		1.78
10/31/11	9.08	.18	.07	.25	(.18)	(.06)	(.24)	9.09	2.79	178,912	.48		.38		.77		1.92
10/31/10	8.07	.16	1.05	1.21	(.16)	(.04)	(.20)	9.08	15.18	144,150	.49		.38		.78		1.91
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.33	91,333	.50		.35		.78		2.50
10/31/08	11.38	.19	(4.22)	(4.03)	(.15)	— [11]	(.15)	7.20	(35.87)	47,207	.48		.32		.73		1.95
Class R-5:
4/30/13[6,7]	9.95	.13	1.08	1.21	(.22)	(.09)	(.31)	10.85	12.46	122,706	.16	[8]	.06	[8]	.44	[8]	2.53	[8]
10/31/12	9.15	.19	.86	1.05	(.20)	(.05)	(.25)	9.95	11.91	96,824	.17		.07		.46		2.05
10/31/11	9.13	.20	.09	.29	(.21)	(.06)	(.27)	9.15	3.14	66,377	.17		.07		.46		2.20
10/31/10	8.11	.20	1.04	1.24	(.18)	(.04)	(.22)	9.13	15.49	49,240	.19		.08		.48		2.30
10/31/09	7.23	.20	1.06	1.26	(.18)	(.20)	(.38)	8.11	18.70	40,202	.20		.05		.48		2.74
10/31/08	11.40	.22	(4.23)	(4.01)	(.16)	— [11]	(.16)	7.23	(35.64)	17,830	.17		.02		.43		2.29
Class R-6:
4/30/13[6,7]	9.93	.12	1.09	1.21	(.22)	(.09)	(.31)	10.83	12.53	85,784	.13	[8]	.03	[8]	.41	[8]	2.44	[8]
10/31/12	9.13	.18	.88	1.06	(.21)	(.05)	(.26)	9.93	11.98	51,657	.13		.03		.42		1.94
10/31/11	9.11	.21	.08	.29	(.21)	(.06)	(.27)	9.13	3.19	20,591	.13		.03		.42		2.25
10/31/10	8.08	.15	1.09	1.24	(.17)	(.04)	(.21)	9.11	15.60	15,203	.13		.03		.43		1.82
10/31/09[6,10]	7.05	.01	1.02	1.03	—	—	—	8.08	14.61	353	.06		.01		.44		.08

See page 42 for footnotes.

38	American Funds Target Date Retirement Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
American Funds 2020 Target Date Retirement Fund
Class A:
4/30/13[6,7]	$9.81	$.11	$.85	$.96	$(.20)	$(.09)	$(.29)	$10.48	10.03%	$939,135	.49%[8]		.39%[8]		.75%[8]		2.14%[8]
10/31/12	9.15	.18	.74	.92	(.21)	(.05)	(.26)	9.81	10.35	804,848	.47		.37		.74		1.96
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.50	678,416	.48		.38		.75		2.24
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.98	556,079	.49		.39		.77		2.33
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.68	374,311	.44		.30		.72		2.79
10/31/08	11.30	.23	(4.01)	(3.78)	(.14)	— [11]	(.14)	7.38	(33.81)	217,608	.42		.28		.68		2.33
Class R-1:
4/30/13[6,7]	9.64	.07	.85	.92	(.12)	(.09)	(.21)	10.35	9.67	16,313	1.26	[8]	1.16	[8]	1.52	[8]	1.39	[8]
10/31/12	9.00	.11	.72	.83	(.14)	(.05)	(.19)	9.64	9.49	15,683	1.25		1.14		1.51		1.20
10/31/11	9.01	.14	.10	.24	(.15)	(.10)	(.25)	9.00	2.67	14,380	1.27		1.12		1.49		1.49
10/31/10	8.12	.13	.93	1.06	(.13)	(.04)	(.17)	9.01	13.19	11,541	1.30		1.12		1.50		1.59
10/31/09	7.31	.14	1.01	1.15	(.14)	(.20)	(.34)	8.12	16.77	7,356	1.31		1.08		1.50		1.96
10/31/08	11.24	.14	(3.96)	(3.82)	(.11)	— [11]	(.11)	7.31	(34.30)	3,160	1.28		1.02		1.42		1.51
Class R-2:
4/30/13[6,7]	9.65	.07	.86	.93	(.14)	(.09)	(.23)	10.35	9.80	519,428	1.14	[8]	1.04	[8]	1.40	[8]	1.49	[8]
10/31/12	9.01	.12	.72	.84	(.15)	(.05)	(.20)	9.65	9.52	447,936	1.17		1.07		1.44		1.26
10/31/11	9.02	.14	.11	.25	(.16)	(.10)	(.26)	9.01	2.70	374,268	1.17		1.07		1.44		1.55
10/31/10	8.12	.14	.93	1.07	(.13)	(.04)	(.17)	9.02	13.30	320,330	1.20		1.09		1.47		1.63
10/31/09	7.30	.14	1.01	1.15	(.13)	(.20)	(.33)	8.12	16.82	214,944	1.20		1.06		1.48		1.99
10/31/08	11.24	.14	(3.96)	(3.82)	(.12)	— [11]	(.12)	7.30	(34.33)	106,855	1.16		1.02		1.42		1.48
Class R-3:
4/30/13[6,7]	9.74	.09	.85	.94	(.17)	(.09)	(.26)	10.42	9.90	617,529	.80	[8]	.70	[8]	1.06	[8]	1.84	[8]
10/31/12	9.08	.15	.74	.89	(.18)	(.05)	(.23)	9.74	10.08	530,271	.79		.69		1.06		1.63
10/31/11	9.09	.18	.09	.27	(.18)	(.10)	(.28)	9.08	3.11	411,705	.80		.70		1.07		1.92
10/31/10	8.17	.17	.94	1.11	(.15)	(.04)	(.19)	9.09	13.64	352,945	.81		.71		1.09		2.03
10/31/09	7.34	.17	1.01	1.18	(.15)	(.20)	(.35)	8.17	17.23	254,120	.81		.67		1.09		2.40
10/31/08	11.28	.18	(3.98)	(3.80)	(.14)	— [11]	(.14)	7.34	(34.07)	142,374	.77		.63		1.03		1.91
Class R-4:
4/30/13[6,7]	9.81	.11	.85	.96	(.20)	(.09)	(.29)	10.48	10.06	394,244	.47	[8]	.37	[8]	.73	[8]	2.15	[8]
10/31/12	9.15	.18	.74	.92	(.21)	(.05)	(.26)	9.81	10.35	323,787	.47		.37		.74		1.94
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.51	247,276	.47		.37		.74		2.23
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.96	201,854	.49		.38		.76		2.32
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.65	129,604	.49		.34		.76		2.66
10/31/08	11.30	.21	(3.98)	(3.77)	(.15)	— [11]	(.15)	7.38	(33.77)	55,426	.47		.31		.71		2.22
Class R-5:
4/30/13[6,7]	9.87	.12	.87	.99	(.23)	(.09)	(.32)	10.54	10.30	132,068	.16	[8]	.06	[8]	.42	[8]	2.46	[8]
10/31/12	9.20	.22	.73	.95	(.23)	(.05)	(.28)	9.87	10.73	115,917	.17		.07		.44		2.28
10/31/11	9.19	.23	.12	.35	(.24)	(.10)	(.34)	9.20	3.76	95,372	.17		.07		.44		2.52
10/31/10	8.25	.23	.94	1.17	(.19)	(.04)	(.23)	9.19	14.39	63,932	.19		.08		.46		2.62
10/31/09	7.41	.22	1.01	1.23	(.19)	(.20)	(.39)	8.25	17.88	39,599	.19		.05		.47		3.02
10/31/08	11.33	.23	(3.99)	(3.76)	(.16)	— [11]	(.16)	7.41	(33.61)	23,433	.16		.02		.42		2.40
Class R-6:
4/30/13[6,7]	9.85	.12	.86	.98	(.23)	(.09)	(.32)	10.51	10.26	99,728	.13	[8]	.03	[8]	.39	[8]	2.42	[8]
10/31/12	9.18	.21	.75	.96	(.24)	(.05)	(.29)	9.85	10.80	66,132	.12		.02		.39		2.18
10/31/11	9.17	.24	.11	.35	(.24)	(.10)	(.34)	9.18	3.81	32,185	.12		.02		.39		2.56
10/31/10	8.23	.21	.95	1.16	(.18)	(.04)	(.22)	9.17	14.36	27,170	.14		.03		.41		2.47
10/31/09[6,10]	7.23	.05	.95	1.00	—	—	—	8.23	13.83	8,324	.04		.01		.43		.64

American Funds Target Date Retirement Series	39

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
American Funds 2015 Target Date Retirement Fund
Class A:
4/30/13[6,7]	$9.86	$.10	$.74	$.84	$(.21)	$(.16)	$(.37)	$10.33	8.77%	$692,724	.48%[8]		.38%[8]		.72%[8]		2.08%[8]
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.54	622,118	.49		.39		.73		2.04
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.74	555,824	.48		.38		.73		2.34
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.27	485,697	.50		.39		.75		2.50
10/31/09	7.62	.23	.99	1.22	(.21)	(.18)	(.39)	8.45	17.14	360,195	.44		.30		.71		3.13
10/31/08	11.16	.26	(3.64)	(3.38)	(.16)	— [11]	(.16)	7.62	(30.69)	229,310	.49		.34		.74		2.71
Class R-1:
4/30/13[6,7]	9.68	.06	.72	.78	(.13)	(.16)	(.29)	10.17	8.29	12,858	1.26	[8]	1.16	[8]	1.50	[8]	1.30	[8]
10/31/12	9.15	.12	.66	.78	(.16)	(.09)	(.25)	9.68	8.67	12,179	1.25		1.14		1.48		1.30
10/31/11	9.16	.15	.13	.28	(.17)	(.12)	(.29)	9.15	3.03	11,856	1.27		1.12		1.47		1.61
10/31/10	8.35	.15	.87	1.02	(.16)	(.05)	(.21)	9.16	12.37	11,070	1.30		1.12		1.48		1.76
10/31/09	7.56	.17	.98	1.15	(.18)	(.18)	(.36)	8.35	16.26	6,828	1.31		1.09		1.50		2.22
10/31/08	11.11	.19	(3.62)	(3.43)	(.12)	— [11]	(.12)	7.56	(31.17)	2,507	1.28		1.02		1.42		2.01
Class R-2:
4/30/13[6,7]	9.70	.07	.72	.79	(.14)	(.16)	(.30)	10.19	8.40	337,256	1.15	[8]	1.05	[8]	1.39	[8]	1.41	[8]
10/31/12	9.16	.13	.66	.79	(.16)	(.09)	(.25)	9.70	8.84	309,048	1.17		1.07		1.41		1.35
10/31/11	9.18	.15	.12	.27	(.17)	(.12)	(.29)	9.16	2.94	280,206	1.17		1.07		1.42		1.65
10/31/10	8.35	.16	.87	1.03	(.15)	(.05)	(.20)	9.18	12.48	248,274	1.20		1.09		1.45		1.81
10/31/09	7.55	.17	.98	1.15	(.17)	(.18)	(.35)	8.35	16.23	169,123	1.20		1.06		1.47		2.30
10/31/08	11.10	.19	(3.60)	(3.41)	(.14)	— [11]	(.14)	7.55	(31.08)	82,597	1.16		1.02		1.42		1.97
Class R-3:
4/30/13[6,7]	9.79	.09	.73	.82	(.18)	(.16)	(.34)	10.27	8.61	412,050	.79	[8]	.69	[8]	1.03	[8]	1.77	[8]
10/31/12	9.25	.16	.66	.82	(.19)	(.09)	(.28)	9.79	9.15	375,534	.80		.70		1.04		1.73
10/31/11	9.25	.19	.13	.32	(.20)	(.12)	(.32)	9.25	3.48	323,498	.80		.70		1.05		2.03
10/31/10	8.40	.19	.88	1.07	(.17)	(.05)	(.22)	9.25	12.93	287,863	.82		.71		1.07		2.20
10/31/09	7.59	.20	.98	1.18	(.19)	(.18)	(.37)	8.40	16.64	215,184	.81		.67		1.08		2.72
10/31/08	11.14	.23	(3.62)	(3.39)	(.16)	— [11]	(.16)	7.59	(30.87)	117,078	.77		.63		1.03		2.37
Class R-4:
4/30/13[6,7]	9.86	.10	.73	.83	(.21)	(.16)	(.37)	10.32	8.69	205,427	.47	[8]	.37	[8]	.71	[8]	2.07	[8]
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.56	182,426	.47		.37		.71		2.05
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.76	156,013	.48		.38		.73		2.35
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.26	137,314	.49		.38		.74		2.51
10/31/09	7.63	.23	.98	1.21	(.21)	(.18)	(.39)	8.45	17.01	83,795	.50		.35		.76		3.03
10/31/08	11.17	.26	(3.64)	(3.38)	(.16)	— [11]	(.16)	7.63	(30.63)	45,228	.47		.31		.71		2.68
Class R-5:
4/30/13[6,7]	9.92	.12	.74	.86	(.24)	(.16)	(.40)	10.38	8.96	87,225	.17	[8]	.07	[8]	.41	[8]	2.37	[8]
10/31/12	9.37	.22	.67	.89	(.25)	(.09)	(.34)	9.92	9.82	73,623	.17		.07		.41		2.30
10/31/11	9.36	.24	.14	.38	(.25)	(.12)	(.37)	9.37	4.11	48,120	.17		.07		.42		2.60
10/31/10	8.49	.25	.89	1.14	(.22)	(.05)	(.27)	9.36	13.57	35,822	.19		.08		.44		2.88
10/31/09	7.66	.25	.99	1.24	(.23)	(.18)	(.41)	8.49	17.42	32,624	.19		.05		.46		3.38
10/31/08	11.19	.28	(3.63)	(3.35)	(.18)	— [11]	(.18)	7.66	(30.41)	19,267	.17		.02		.42		2.91
Class R-6:
4/30/13[6,7]	9.90	.12	.73	.85	(.24)	(.16)	(.40)	10.35	8.92	51,031	.13	[8]	.03	[8]	.37	[8]	2.38	[8]
10/31/12	9.34	.22	.69	.91	(.26)	(.09)	(.35)	9.90	10.01	33,972	.13		.03		.37		2.28
10/31/11	9.34	.25	.13	.38	(.26)	(.12)	(.38)	9.34	4.07	15,701	.13		.03		.38		2.69
10/31/10	8.46	.22	.92	1.14	(.21)	(.05)	(.26)	9.34	13.66	16,167	.13		.03		.39		2.49
10/31/09[6,10]	7.49	.04	.93	.97	—	—	—	8.46	12.95	286	.06		.01		.42		.46

See page 42 for footnotes.

40	American Funds Target Date Retirement Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
American Funds 2010 Target Date Retirement Fund
Class A:
4/30/13[6,7]	$9.77	$.12	$.59	$.71	$(.25)	$(.12)	$(.37)	$10.11	7.51%	$552,151	.51%[8]		.41%[8]		.73%[8]		2.39%[8]
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.33	511,141	.49		.39		.72		2.56
10/31/11	9.33	.27	.11	.38	(.27)	(.07)	(.34)	9.37	4.17	443,287	.49		.39		.74		2.93
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.20	427,948	.51		.40		.74		3.04
10/31/09	7.69	.27	.94	1.21	(.24)	(.19)	(.43)	8.47	16.92	295,143	.46		.32		.70		3.52
10/31/08	11.08	.29	(3.50)	(3.21)	(.17)	(.01)	(.18)	7.69	(29.38)	193,480	.48		.33		.72		3.04
Class R-1:
4/30/13[6,7]	9.68	.08	.59	.67	(.16)	(.12)	(.28)	10.07	7.17	3,536	1.27	[8]	1.17	[8]	1.49	[8]	1.60	[8]
10/31/12	9.29	.17	.59	.76	(.21)	(.16)	(.37)	9.68	8.48	3,668	1.25		1.14		1.47		1.82
10/31/11	9.26	.20	.11	.31	(.21)	(.07)	(.28)	9.29	3.40	3,240	1.27		1.12		1.47		2.19
10/31/10	8.42	.20	.84	1.04	(.18)	(.02)	(.20)	9.26	12.47	2,930	1.31		1.12		1.46		2.32
10/31/09	7.64	.20	.94	1.14	(.17)	(.19)	(.36)	8.42	15.84	2,331	1.37		1.08		1.46		2.61
10/31/08	11.03	.24	(3.49)	(3.25)	(.13)	(.01)	(.14)	7.64	(29.83)	1,118	1.27		1.02		1.41		2.42
Class R-2:
4/30/13[6,7]	9.63	.08	.59	.67	(.18)	(.12)	(.30)	10.00	7.22	146,472	1.16	[8]	1.06	[8]	1.38	[8]	1.74	[8]
10/31/12	9.25	.18	.58	.76	(.22)	(.16)	(.38)	9.63	8.45	135,378	1.18		1.08		1.41		1.89
10/31/11	9.21	.21	.11	.32	(.21)	(.07)	(.28)	9.25	3.54	131,934	1.18		1.08		1.43		2.23
10/31/10	8.37	.21	.82	1.03	(.17)	(.02)	(.19)	9.21	12.44	125,921	1.20		1.09		1.43		2.35
10/31/09	7.62	.20	.94	1.14	(.20)	(.19)	(.39)	8.37	15.89	98,307	1.23		1.09		1.47		2.71
10/31/08	11.03	.21	(3.47)	(3.26)	(.14)	(.01)	(.15)	7.62	(29.89)	57,628	1.18		1.03		1.42		2.20
Class R-3:
4/30/13[6,7]	9.71	.10	.60	.70	(.22)	(.12)	(.34)	10.07	7.42	188,302	.80	[8]	.70	[8]	1.02	[8]	2.10	[8]
10/31/12	9.32	.21	.59	.80	(.25)	(.16)	(.41)	9.71	8.90	178,091	.80		.70		1.03		2.25
10/31/11	9.27	.24	.12	.36	(.24)	(.07)	(.31)	9.32	3.98	166,705	.81		.71		1.06		2.62
10/31/10	8.42	.24	.82	1.06	(.19)	(.02)	(.21)	9.27	12.83	163,606	.82		.71		1.05		2.74
10/31/09	7.66	.24	.93	1.17	(.22)	(.19)	(.41)	8.42	16.34	138,523	.82		.67		1.05		3.15
10/31/08	11.06	.26	(3.48)	(3.22)	(.17)	(.01)	(.18)	7.66	(29.55)	86,635	.78		.63		1.02		2.68
Class R-4:
4/30/13[6,7]	9.77	.12	.59	.71	(.25)	(.12)	(.37)	10.11	7.54	135,283	.48	[8]	.38	[8]	.70	[8]	2.40	[8]
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.34	113,784	.47		.37		.70		2.57
10/31/11	9.33	.27	.12	.39	(.28)	(.07)	(.35)	9.37	4.21	103,670	.48		.38		.73		2.94
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.19	98,544	.49		.38		.72		3.05
10/31/09	7.70	.26	.94	1.20	(.24)	(.19)	(.43)	8.47	16.78	72,973	.50		.34		.72		3.46
10/31/08	11.09	.29	(3.49)	(3.20)	(.18)	(.01)	(.19)	7.70	(29.32)	39,649	.48		.31		.70		2.97
Class R-5:
4/30/13[6,7]	9.83	.13	.60	.73	(.28)	(.12)	(.40)	10.16	7.69	46,950	.18	[8]	.08	[8]	.40	[8]	2.62	[8]
10/31/12	9.43	.27	.60	.87	(.31)	(.16)	(.47)	9.83	9.60	45,682	.17		.07		.40		2.89
10/31/11	9.38	.31	.11	.42	(.30)	(.07)	(.37)	9.43	4.58	38,640	.18		.08		.43		3.28
10/31/10	8.50	.30	.84	1.14	(.24)	(.02)	(.26)	9.38	13.62	37,997	.19		.08		.42		3.40
10/31/09	7.73	.29	.93	1.22	(.26)	(.19)	(.45)	8.50	17.05	29,675	.20		.05		.43		3.84
10/31/08	11.11	.31	(3.49)	(3.18)	(.19)	(.01)	(.20)	7.73	(29.10)	21,528	.17		.02		.41		3.26
Class R-6:
4/30/13[6,7]	9.81	.13	.60	.73	(.28)	(.12)	(.40)	10.14	7.75	30,128	.14	[8]	.04	[8]	.36	[8]	2.70	[8]
10/31/12	9.41	.27	.60	.87	(.31)	(.16)	(.47)	9.81	9.68	19,125	.13		.03		.36		2.86
10/31/11	9.36	.31	.12	.43	(.31)	(.07)	(.38)	9.41	4.63	14,646	.13		.03		.38		3.28
10/31/10	8.48	.29	.84	1.13	(.23)	(.02)	(.25)	9.36	13.57	14,033	.14		.03		.37		3.27
10/31/09[6,10]	7.55	.08	.85	.93	—	—	—	8.48	12.32	4,016	.05		.01		.39		.91

American Funds Target Date Retirement Series	41

	Six months ended	Period ended October 31
Portfolio turnover rate for all share classes	April 30, 2013[6,7]	2012	2011	2010	2009		2008
2055 Fund	5%	10%	23%	44%[6,9]
2050 Fund	1	3	2	7	5%		5%
2045 Fund	1	3	1	4	—	[13]	2
2040 Fund	1	2	1	2	1		2
2035 Fund	1	3	1	2	—	[13]	— [13]
2030 Fund	1	4	2	1	—	[13]	2
2025 Fund	1	3	3	3	1		1
2020 Fund	2	4	7	8	1		1
2015 Fund	3	8	7	13	2		3
2010 Fund	9	10	19	21	5		12

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during some of the periods shown, CRMC paid a portion of the funds’ transfer agent services fees for certain retirement plan share classes.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 43 to 47 for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Unaudited for the six months ended April 30, 2013.
[8]	Annualized.
[9]	For the period February 1, 2010, commencement of operations, through October 31, 2010.
[10]	For the period July 13, 2009, the initial sale of the share class, through October 31, 2009.
[11]	Amount less than $.01.
[12]	For the period July 27, 2009, the initial sale of the share class, through October 31, 2009.
[13]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

42	American Funds Target Date Retirement Series

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2012, through April 30, 2013).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	43

Expense example (continued)

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds 2055 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,133.68	$1.96	.37%	$4.07	.77%
Class A — assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class R-1 — actual return	1,000.00	1,130.00	6.07	1.15	8.19	1.55
Class R-1 — assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.75	1.55
Class R-2 — actual return	1,000.00	1,130.54	5.71	1.08	7.82	1.48
Class R-2 — assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.40	1.48
Class R-3 — actual return	1,000.00	1,132.02	3.86	.73	5.97	1.13
Class R-3 — assumed 5% return	1,000.00	1,021.17	3.66	.73	5.66	1.13
Class R-4 — actual return	1,000.00	1,133.88	2.17	.41	4.29	.81
Class R-4 — assumed 5% return	1,000.00	1,022.76	2.06	.41	4.06	.81
Class R-5 — actual return	1,000.00	1,136.30	.53	.10	2.65	.50
Class R-5 — assumed 5% return	1,000.00	1,024.30	.50	.10	2.51	.50
Class R-6 — actual return	1,000.00	1,136.57	.32	.06	2.44	.46
Class R-6 — assumed 5% return	1,000.00	1,024.50	.30	.06	2.31	.46
American Funds 2050 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,134.26	$2.06	.39%	$4.18	.79%
Class A — assumed 5% return	1,000.00	1,022.86	1.96	.39	3.96	.79
Class R-1 — actual return	1,000.00	1,128.83	6.18	1.17	8.29	1.57
Class R-1 — assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.85	1.57
Class R-2 — actual return	1,000.00	1,130.44	5.65	1.07	7.77	1.47
Class R-2 — assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.35	1.47
Class R-3 — actual return	1,000.00	1,132.20	3.81	.72	5.92	1.12
Class R-3 — assumed 5% return	1,000.00	1,021.22	3.61	.72	5.61	1.12
Class R-4 — actual return	1,000.00	1,134.63	2.06	.39	4.18	.79
Class R-4 — assumed 5% return	1,000.00	1,022.86	1.96	.39	3.96	.79
Class R-5 — actual return	1,000.00	1,135.56	.48	.09	2.59	.49
Class R-5 — assumed 5% return	1,000.00	1,024.35	.45	.09	2.46	.49
Class R-6 — actual return	1,000.00	1,135.26	.26	.05	2.38	.45
Class R-6 — assumed 5% return	1,000.00	1,024.55	.25	.05	2.26	.45
American Funds 2045 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,134.45	$2.06	.39%	$4.18	.79%
Class A — assumed 5% return	1,000.00	1,022.86	1.96	.39	3.96	.79
Class R-1 — actual return	1,000.00	1,129.39	6.23	1.18	8.34	1.58
Class R-1 — assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.90	1.58
Class R-2 — actual return	1,000.00	1,129.74	5.65	1.07	7.76	1.47
Class R-2 — assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.35	1.47
Class R-3 — actual return	1,000.00	1,132.23	3.75	.71	5.87	1.11
Class R-3 — assumed 5% return	1,000.00	1,021.27	3.56	.71	5.56	1.11
Class R-4 — actual return	1,000.00	1,133.61	2.06	.39	4.18	.79
Class R-4 — assumed 5% return	1,000.00	1,022.86	1.96	.39	3.96	.79
Class R-5 — actual return	1,000.00	1,136.49	.48	.09	2.60	.49
Class R-5 — assumed 5% return	1,000.00	1,024.35	.45	.09	2.46	.49
Class R-6 — actual return	1,000.00	1,136.30	.26	.05	2.38	.45
Class R-6 — assumed 5% return	1,000.00	1,024.55	.25	.05	2.26	.45

See page 47 for footnotes.

44	American Funds Target Date Retirement Series

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds 2040 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,134.57	$2.01	.38%	$4.13	.78%
Class A — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class R-1 — actual return	1,000.00	1,129.83	6.18	1.17	8.29	1.57
Class R-1 — assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.85	1.57
Class R-2 — actual return	1,000.00	1,129.73	5.60	1.06	7.71	1.46
Class R-2 — assumed 5% return	1,000.00	1,019.54	5.31	1.06	7.30	1.46
Class R-3 — actual return	1,000.00	1,132.21	3.70	.70	5.82	1.10
Class R-3 — assumed 5% return	1,000.00	1,021.32	3.51	.70	5.51	1.10
Class R-4 — actual return	1,000.00	1,133.78	2.01	.38	4.13	.78
Class R-4 — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class R-5 — actual return	1,000.00	1,135.67	.37	.07	2.49	.47
Class R-5 — assumed 5% return	1,000.00	1,024.45	.35	.07	2.36	.47
Class R-6 — actual return	1,000.00	1,136.55	.16	.03	2.28	.43
Class R-6 — assumed 5% return	1,000.00	1,024.65	.15	.03	2.16	.43
American Funds 2035 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,132.99	$2.01	.38%	$4.13	.78%
Class A — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class R-1 — actual return	1,000.00	1,127.76	6.17	1.17	8.28	1.57
Class R-1 — assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.85	1.57
Class R-2 — actual return	1,000.00	1,129.23	5.60	1.06	7.71	1.46
Class R-2 — assumed 5% return	1,000.00	1,019.54	5.31	1.06	7.30	1.46
Class R-3 — actual return	1,000.00	1,130.87	3.65	.69	5.76	1.09
Class R-3 — assumed 5% return	1,000.00	1,021.37	3.46	.69	5.46	1.09
Class R-4 — actual return	1,000.00	1,133.47	2.01	.38	4.13	.78
Class R-4 — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class R-5 — actual return	1,000.00	1,134.35	.37	.07	2.49	.47
Class R-5 — assumed 5% return	1,000.00	1,024.45	.35	.07	2.36	.47
Class R-6 — actual return	1,000.00	1,135.22	.16	.03	2.28	.43
Class R-6 — assumed 5% return	1,000.00	1,024.65	.15	.03	2.16	.43
American Funds 2030 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,130.85	$1.95	.37%	$4.07	.77%
Class A — assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class R-1 — actual return	1,000.00	1,126.64	6.06	1.15	8.17	1.55
Class R-1 — assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.75	1.55
Class R-2 — actual return	1,000.00	1,126.97	5.59	1.06	7.70	1.46
Class R-2 — assumed 5% return	1,000.00	1,019.54	5.31	1.06	7.30	1.46
Class R-3 — actual return	1,000.00	1,129.68	3.64	.69	5.76	1.09
Class R-3 — assumed 5% return	1,000.00	1,021.37	3.46	.69	5.46	1.09
Class R-4 — actual return	1,000.00	1,131.28	1.96	.37	4.07	.77
Class R-4 — assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class R-5 — actual return	1,000.00	1,133.33	.32	.06	2.43	.46
Class R-5 — assumed 5% return	1,000.00	1,024.50	.30	.06	2.31	.46
Class R-6 — actual return	1,000.00	1,133.15	.16	.03	2.27	.43
Class R-6 — assumed 5% return	1,000.00	1,024.65	.15	.03	2.16	.43

American Funds Target Date Retirement Series	45

Expense example (continued)

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds 2025 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,123.02	$2.00	.38%	$4.00	.76%
Class A — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.81	.76
Class R-1 — actual return	1,000.00	1,119.07	6.09	1.16	8.09	1.54
Class R-1 — assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.70	1.54
Class R-2 — actual return	1,000.00	1,119.24	5.52	1.05	7.51	1.43
Class R-2 — assumed 5% return	1,000.00	1,019.59	5.26	1.05	7.15	1.43
Class R-3 — actual return	1,000.00	1,122.05	3.63	.69	5.63	1.07
Class R-3 — assumed 5% return	1,000.00	1,021.37	3.46	.69	5.36	1.07
Class R-4 — actual return	1,000.00	1,122.48	1.95	.37	3.95	.75
Class R-4 — assumed 5% return	1,000.00	1,022.96	1.86	.37	3.76	.75
Class R-5 — actual return	1,000.00	1,124.61	.32	.06	2.32	.44
Class R-5 — assumed 5% return	1,000.00	1,024.50	.30	.06	2.21	.44
Class R-6 — actual return	1,000.00	1,125.30	.16	.03	2.16	.41
Class R-6 — assumed 5% return	1,000.00	1,024.65	.15	.03	2.06	.41
American Funds 2020 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,100.35	$2.03	.39%	$3.91	.75%
Class A — assumed 5% return	1,000.00	1,022.86	1.96	.39	3.76	.75
Class R-1 — actual return	1,000.00	1,096.68	6.03	1.16	7.90	1.52
Class R-1 — assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.60	1.52
Class R-2 — actual return	1,000.00	1,098.02	5.41	1.04	7.28	1.40
Class R-2 — assumed 5% return	1,000.00	1,019.64	5.21	1.04	7.00	1.40
Class R-3 — actual return	1,000.00	1,098.99	3.64	.70	5.52	1.06
Class R-3 — assumed 5% return	1,000.00	1,021.32	3.51	.70	5.31	1.06
Class R-4 — actual return	1,000.00	1,100.57	1.93	.37	3.80	.73
Class R-4 — assumed 5% return	1,000.00	1,022.96	1.86	.37	3.66	.73
Class R-5 — actual return	1,000.00	1,102.96	.31	.06	2.19	.42
Class R-5 — assumed 5% return	1,000.00	1,024.50	.30	.06	2.11	.42
Class R-6 — actual return	1,000.00	1,102.58	.16	.03	2.03	.39
Class R-6 — assumed 5% return	1,000.00	1,024.65	.15	.03	1.96	.39
American Funds 2015 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,087.73	$1.97	.38%	$3.73	.72%
Class A — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.61	.72
Class R-1 — actual return	1,000.00	1,082.91	5.99	1.16	7.75	1.50
Class R-1 — assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.50	1.50
Class R-2 — actual return	1,000.00	1,083.95	5.43	1.05	7.18	1.39
Class R-2 — assumed 5% return	1,000.00	1,019.59	5.26	1.05	6.95	1.39
Class R-3 — actual return	1,000.00	1,086.09	3.57	.69	5.33	1.03
Class R-3 — assumed 5% return	1,000.00	1,021.37	3.46	.69	5.16	1.03
Class R-4 — actual return	1,000.00	1,086.93	1.91	.37	3.67	.71
Class R-4 — assumed 5% return	1,000.00	1,022.96	1.86	.37	3.56	.71
Class R-5 — actual return	1,000.00	1,089.60	.36	.07	2.12	.41
Class R-5 — assumed 5% return	1,000.00	1,024.45	.35	.07	2.06	.41
Class R-6 — actual return	1,000.00	1,089.20	.16	.03	1.92	.37
Class R-6 — assumed 5% return	1,000.00	1,024.65	.15	.03	1.86	.37

46	American Funds Target Date Retirement Series

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds 2010 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,075.12	$2.11	.41%	$3.76	.73%
Class A — assumed 5% return	1,000.00	1,022.76	2.06	.41	3.66	.73
Class R-1 — actual return	1,000.00	1,071.69	6.01	1.17	7.65	1.49
Class R-1 — assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.45	1.49
Class R-2 — actual return	1,000.00	1,072.24	5.45	1.06	7.09	1.38
Class R-2 — assumed 5% return	1,000.00	1,019.54	5.31	1.06	6.90	1.38
Class R-3 — actual return	1,000.00	1,074.21	3.60	.70	5.25	1.02
Class R-3 — assumed 5% return	1,000.00	1,021.32	3.51	.70	5.11	1.02
Class R-4 — actual return	1,000.00	1,075.36	1.96	.38	3.60	.70
Class R-4 — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.51	.70
Class R-5 — actual return	1,000.00	1,076.94	.41	.08	2.06	.40
Class R-5 — assumed 5% return	1,000.00	1,024.40	.40	.08	2.01	.40
Class R-6 — actual return	1,000.00	1,077.52	.21	.04	1.85	.36
Class R-6 — assumed 5% return	1,000.00	1,024.60	.20	.04	1.81	.36

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Target Date Retirement Series	47

Approval of Investment Advisory and Service Agreement

The series’ board has approved the Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2013. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services that would be provided by CRMC to each fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its investment objectives. They compared each fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which each fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results. The board and the committee concluded that each fund’s results have been satisfactory and that CRMC’s record in managing each fund indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also reviewed the advisory fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) compared to those of other relevant funds. The board and the committee noted CRMC’s waiver of the entire advisory fee payable by the funds under the agreement and CRMC’s commitment not to remove the waiver without board approval. In addition, the board and the committee reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by each fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts that were proposed to be paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

48	American Funds Target Date Retirement Series

Offices of the series and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC's Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2012.

[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.

[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: June 28, 2013

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 28, 2013